UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3583

Fidelity Mt. Vernon Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210
(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210
(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

Item 1.

Reports to Stockholders

Fidelity® Growth Company Fund Class K Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Salesforce.com, Inc.	4.7	4.5
NVIDIA Corp.	4.6	2.9
Amazon.com, Inc.	4.4	3.7
Apple, Inc.	4.3	5.7
Alphabet, Inc. Class A	4.0	3.7
Facebook, Inc. Class A	3.3	2.8
Alphabet, Inc. Class C	2.0	2.3
Regeneron Pharmaceuticals, Inc.	1.6	2.2
lululemon athletica, Inc.	1.6	1.1
Monster Beverage Corp.	1.5	1.4
	32.0

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.9	37.0
Consumer Discretionary	20.8	18.4
Health Care	18.7	22.6
Consumer Staples	8.7	8.6
Industrials	7.5	7.9

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	97.4%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 7.9%

As of November 30, 2015 *
Stocks	97.9%
Convertible Securities	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.4%

Investments May 31, 2016

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.1%
Johnson Controls, Inc.	611,500	$26,998
Automobiles - 1.1%
Tesla Motors, Inc. (a)	1,885,500	420,900
Hotels, Restaurants & Leisure - 4.0%
Buffalo Wild Wings, Inc. (a)	741,400	107,792
China Lodging Group Ltd. ADR	396,900	13,459
Chipotle Mexican Grill, Inc. (a)	270,100	119,373
Chuy's Holdings, Inc. (a)(b)	1,276,442	42,059
Dave & Buster's Entertainment, Inc. (a)	234,300	9,145
Del Taco Restaurants, Inc. (a)(c)	1,559,800	14,569
Domino's Pizza, Inc.	300,900	36,373
Dunkin' Brands Group, Inc.	1,030,740	44,621
Fiesta Restaurant Group, Inc. (a)	474,300	11,919
Hyatt Hotels Corp. Class A (a)(c)	201,840	9,266
Las Vegas Sands Corp.	707,900	32,733
McDonald's Corp.	4,026,300	491,450
Panera Bread Co. Class A (a)	296,000	64,868
Papa John's International, Inc.	977,100	61,890
Starbucks Corp.	5,861,000	321,710
Wingstop, Inc. (c)	283,700	7,915
Yum! Brands, Inc.	1,361,300	111,749
		1,500,891
Household Durables - 0.0%
Newell Brands, Inc.	52,454	2,502
Internet & Catalog Retail - 6.4%
Amazon.com, Inc. (a)	2,291,401	1,656,202
Ctrip.com International Ltd. ADR (a)	1,470,200	67,276
Etsy, Inc. (a)	239,700	2,217
Expedia, Inc.	1,164,300	129,517
Groupon, Inc. Class A (a)(c)	2,964,200	10,493
JD.com, Inc. sponsored ADR (a)	421,400	10,371
Netflix, Inc. (a)	1,466,100	150,378
Priceline Group, Inc. (a)	154,668	195,551
Qunar Cayman Islands Ltd. sponsored ADR (a)(c)	208,000	6,756
The Honest Co., Inc. (a)(d)	39,835	1,752
TripAdvisor, Inc. (a)	136,600	9,253
Vipshop Holdings Ltd. ADR (a)	6,489,000	75,727
Wayfair LLC Class A (a)(c)	2,249,638	92,640
		2,408,133
Leisure Products - 0.0%
NJOY, Inc. (a)(d)	17,666,072	2,261
Media - 1.5%
Comcast Corp. Class A	5,594,000	354,100
Lions Gate Entertainment Corp.	249,992	5,575
The Walt Disney Co.	2,072,500	205,633
Twenty-First Century Fox, Inc. Class A	739,900	21,368
		586,676
Multiline Retail - 0.3%
Dollar General Corp.	264,200	23,752
Dollar Tree, Inc. (a)	642,900	58,208
Target Corp.	348,989	24,003
		105,963
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	319,000	6,345
AutoNation, Inc. (a)(c)	495,500	24,993
CarMax, Inc. (a)(c)	1,315,621	70,596
DavidsTea, Inc. (c)	1,060,900	12,529
Five Below, Inc. (a)	1,121,516	46,947
Home Depot, Inc.	3,319,200	438,533
L Brands, Inc.	870,700	59,686
Restoration Hardware Holdings, Inc. (a)(b)(c)	2,051,116	68,220
TJX Companies, Inc.	246,300	18,748
		746,597
Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	3,642,300	466,281
Columbia Sportswear Co.	1,105,700	58,790
Kate Spade & Co. (a)(b)	7,343,015	160,518
lululemon athletica, Inc. (a)(b)(c)	9,065,151	589,507
NIKE, Inc. Class B	4,650,400	256,795
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,976,640	310,972
Tory Burch LLC (a)(d)(e)	324,840	19,593
Tory Burch LLC Class A unit (a)(d)(e)	950,844	53,989
Under Armour, Inc. (a)	634,600	22,192
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	652,200	24,608
VF Corp.	636,300	39,654
		2,002,899

TOTAL CONSUMER DISCRETIONARY		7,803,820

CONSUMER STAPLES - 8.7%
Beverages - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	389,300	59,621
Dr. Pepper Snapple Group, Inc.	370,900	33,900
Monster Beverage Corp.	3,789,906	568,486
PepsiCo, Inc.	1,863,240	188,504
The Coca-Cola Co.	8,982,900	400,637
		1,251,148
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,312,100	195,201
CVS Health Corp.	1,864,500	179,831
Drogasil SA	2,947,473	47,096
Kroger Co.	1,932,750	69,115
Sprouts Farmers Market LLC (a)	1,454,200	36,006
Walgreens Boots Alliance, Inc.	881,400	68,220
Whole Foods Market, Inc.	1,358,100	43,935
		639,404
Food Products - 1.2%
Amplify Snack Brands, Inc.	225,300	2,940
Associated British Foods PLC	1,025,700	43,735
Campbell Soup Co.	160,000	9,691
General Mills, Inc.	607,100	38,114
Kellogg Co.	542,500	40,346
Mead Johnson Nutrition Co. Class A	1,539,800	126,695
Mondelez International, Inc.	735,700	32,731
The Hain Celestial Group, Inc. (a)	349,800	17,294
The Hershey Co.	324,400	30,121
The Kraft Heinz Co.	567,600	47,219
Tyson Foods, Inc. Class A	410,400	26,175
WhiteWave Foods Co. (a)	1,345,500	60,077
		475,138
Household Products - 0.5%
Church & Dwight Co., Inc.	498,600	49,102
Colgate-Palmolive Co.	1,421,200	100,067
Kimberly-Clark Corp.	368,900	46,865
		196,034
Personal Products - 0.6%
Coty, Inc. Class A (c)	172,400	4,541
Herbalife Ltd. (a)	3,616,810	209,377
		213,918
Tobacco - 1.4%
Altria Group, Inc.	3,670,380	233,583
Japan Tobacco, Inc.	445,500	17,569
Philip Morris International, Inc.	2,268,180	223,824
Reynolds American, Inc.	1,041,026	51,739
		526,715

TOTAL CONSUMER STAPLES		3,302,357

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	861,400	39,952
Schlumberger Ltd.	92,400	7,050
		47,002
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	1,574,700	37,746
Concho Resources, Inc. (a)	429,500	52,116
Continental Resources, Inc. (a)	772,200	32,479
Devon Energy Corp.	92,400	3,335
EOG Resources, Inc.	1,272,100	103,498
Hess Corp.	290,000	17,380
Noble Energy, Inc.	1,254,311	44,842
PDC Energy, Inc. (a)	349,900	20,312
Pioneer Natural Resources Co.	680,007	109,019
Range Resources Corp. (c)	582,900	24,826
Valero Energy Corp.	430,400	23,543
		469,096

TOTAL ENERGY		516,098

FINANCIALS - 3.0%
Banks - 1.1%
Citigroup, Inc.	623,880	29,054
HDFC Bank Ltd. sponsored ADR	1,729,074	111,283
JPMorgan Chase & Co.	1,140,300	74,427
PrivateBancorp, Inc.	2,628,226	116,562
Signature Bank (a)	349,285	47,153
Wells Fargo & Co.	485,900	24,645
		403,124
Capital Markets - 1.2%
BlackRock, Inc. Class A	498,200	181,270
Charles Schwab Corp.	7,189,975	219,869
RPI International Holdings LP (d)	130,847	17,557
T. Rowe Price Group, Inc.	515,200	39,701
		458,397
Consumer Finance - 0.1%
American Express Co.	275,848	18,140
Discover Financial Services	121,544	6,905
OneMain Holdings, Inc. (a)	592,700	18,528
		43,573
Diversified Financial Services - 0.4%
Bats Global Markets, Inc.	104,200	2,897
BM&F BOVESPA SA	5,757,397	25,365
Broadcom Ltd.	763,702	117,885
PhaseRx, Inc. (b)	619,200	3,443
		149,590
Real Estate Investment Trusts - 0.2%
American Tower Corp.	898,000	94,990

TOTAL FINANCIALS		1,149,674

HEALTH CARE - 18.0%
Biotechnology - 13.3%
AbbVie, Inc.	1,153,400	72,583
ACADIA Pharmaceuticals, Inc. (a)(b)(c)	6,455,408	228,715
Adaptimmune Therapeutics PLC sponsored ADR	721,400	7,423
Adverum Biotechnologies, Inc. (a)	1,065,000	4,814
Agios Pharmaceuticals, Inc. (a)(c)	1,493,911	83,584
Aimmune Therapeutics, Inc. (a)(c)	228,800	3,512
Alder Biopharmaceuticals, Inc. (a)(c)	474,200	14,259
Alexion Pharmaceuticals, Inc. (a)	2,089,260	315,269
Alkermes PLC (a)(b)	10,200,072	473,385
Alnylam Pharmaceuticals, Inc. (a)(b)	5,011,418	359,419
Amgen, Inc.	2,119,700	334,807
Array BioPharma, Inc. (a)	2,168,070	8,174
aTyr Pharma, Inc. (a)(b)(c)	588,609	1,948
aTyr Pharma, Inc. (b)(f)	1,469,144	4,863
Baxalta, Inc.	738,300	33,393
BeiGene Ltd. (c)	8,617,681	17,791
BeiGene Ltd. ADR (c)	948,141	26,785
Biogen, Inc. (a)	369,700	107,113
bluebird bio, Inc. (a)(b)(c)	2,500,432	113,145
Celgene Corp. (a)	1,563,988	165,032
Celldex Therapeutics, Inc. (a)(c)	4,212,923	19,295
Cellectis SA sponsored ADR (a)(c)	732,939	24,026
Cepheid, Inc. (a)	969,355	27,152
Chimerix, Inc. (a)(b)	3,058,593	14,987
Coherus BioSciences, Inc. (a)(c)	1,766,510	32,945
Corvus Pharmaceuticals, Inc.	356,600	5,010
CytomX Therapeutics, Inc. (a)	692,291	7,477
CytomX Therapeutics, Inc. (f)	794,033	8,576
Dicerna Pharmaceuticals, Inc. (a)	1,023,850	3,809
Editas Medicine, Inc.	799,366	29,648
Editas Medicine, Inc.	547,716	19,299
Exelixis, Inc. (a)(b)(c)	14,898,616	96,692
Fate Therapeutics, Inc. (a)(b)	1,764,206	2,699
Five Prime Therapeutics, Inc. (a)	1,160,200	53,044
Galapagos Genomics NV sponsored ADR (c)	1,175,200	67,950
Genocea Biosciences, Inc. (a)(c)	546,200	2,567
Gilead Sciences, Inc.	4,332,995	377,231
Global Blood Therapeutics, Inc. (a)	250,675	5,996
Heron Therapeutics, Inc. (a)(c)	966,891	20,691
Intellia Therapeutics, Inc. (a)	783,364	23,164
Intellia Therapeutics, Inc.	390,900	10,403
Intercept Pharmaceuticals, Inc. (a)	151,765	22,516
Intrexon Corp. (a)(c)	595,175	18,296
Ionis Pharmaceuticals, Inc. (a)(b)	8,394,728	190,476
Ironwood Pharmaceuticals, Inc. Class A (a)	6,338,043	79,162
Juno Therapeutics, Inc. (a)(c)	968,500	42,062
Juno Therapeutics, Inc. (f)	1,694,139	73,576
Lexicon Pharmaceuticals, Inc. (a)(b)(c)	5,783,301	82,181
Merrimack Pharmaceuticals, Inc. (a)(b)(c)	7,903,421	52,716
Momenta Pharmaceuticals, Inc. (a)(b)	5,696,347	67,103
ProNai Therapeutics, Inc. (a)	231,700	1,455
Prothena Corp. PLC (a)(b)	2,200,280	106,802
Regeneron Pharmaceuticals, Inc. (a)	1,501,518	599,001
Regulus Therapeutics, Inc. (a)(b)(c)	3,258,901	20,010
Rigel Pharmaceuticals, Inc. (a)(b)	7,837,810	20,222
Sage Therapeutics, Inc. (a)(b)(c)	1,867,651	61,464
Seattle Genetics, Inc. (a)(c)	4,607,336	186,275
Seres Therapeutics, Inc.	899,124	27,360
Seres Therapeutics, Inc. (f)	572,827	17,431
Spark Therapeutics, Inc. (a)(c)	193,067	10,802
Transition Therapeutics, Inc. (a)(b)	2,752,134	2,183
Ultragenyx Pharmaceutical, Inc. (a)	881,900	64,467
Versartis, Inc. (a)(c)	725,494	6,682
Vertex Pharmaceuticals, Inc. (a)	362,767	33,792
		5,014,709
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	572,100	22,672
Align Technology, Inc. (a)	163,456	12,885
Baxter International, Inc. (c)	672,700	29,034
Cutera, Inc. (a)	176,400	1,849
DexCom, Inc. (a)	539,200	34,773
Entellus Medical, Inc. (a)(c)	439,700	7,888
Genmark Diagnostics, Inc. (a)	1,410,953	10,624
Insulet Corp. (a)	1,678,500	50,389
Intuitive Surgical, Inc. (a)	87,193	55,342
Novadaq Technologies, Inc. (a)	442,200	4,272
Novocure Ltd. (a)(c)	1,250,300	13,916
Novocure Ltd. (f)	571,461	6,360
Penumbra, Inc. (a)	1,333,487	70,395
Presbia PLC (a)(b)	1,210,646	5,630
St. Jude Medical, Inc.	434,500	34,047
Zeltiq Aesthetics, Inc. (a)(c)	414,200	11,788
		371,864
Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	720,000	14,659
Cardinal Health, Inc.	828,900	65,442
Express Scripts Holding Co. (a)	426,203	32,200
Laboratory Corp. of America Holdings (a)	192,100	24,579
McKesson Corp.	825,700	151,219
UnitedHealth Group, Inc.	979,000	130,863
		418,962
Health Care Technology - 0.3%
athenahealth, Inc. (a)(c)	797,400	101,166
Castlight Health, Inc. Class B (a)(c)	2,547,694	10,726
Cerner Corp. (a)	375,700	20,893
		132,785
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	233,038	33,751
Pharmaceuticals - 2.2%
Adimab LLC unit (a)(d)(e)	3,162,765	60,567
Allergan PLC (a)	683,438	161,121
Bristol-Myers Squibb Co.	3,208,500	230,049
Catalent, Inc. (a)	522,900	14,704
Cempra, Inc. (a)(c)	265,471	4,988
Endocyte, Inc. (a)(c)	1,983,815	7,777
Intra-Cellular Therapies, Inc. (a)(b)	2,355,324	91,151
Jazz Pharmaceuticals PLC (a)	487,900	73,946
Mylan N.V.	867,600	37,602
Sun Pharmaceutical Industries Ltd.	2,413,567	27,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	690,600	35,821
The Medicines Company (a)	1,954,201	73,497
		818,599

TOTAL HEALTH CARE		6,790,670

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,145,900	244,268
Lockheed Martin Corp.	626,600	148,022
Northrop Grumman Corp.	74,021	15,742
Space Exploration Technologies Corp. Class A (a)(d)	356,922	34,414
The Boeing Co.	705,500	88,999
		531,445
Air Freight & Logistics - 0.4%
FedEx Corp.	114,800	18,939
United Parcel Service, Inc. Class B	1,240,900	127,924
		146,863
Airlines - 2.8%
Allegiant Travel Co.	453,000	62,976
American Airlines Group, Inc.	440,800	14,066
Azul-Linhas Aereas Brasileiras warrants (a)(d)	1,017,079	0
Delta Air Lines, Inc.	2,075,400	90,197
InterGlobe Aviation Ltd. (a)	632,349	10,008
JetBlue Airways Corp. (a)	10,753,523	192,811
Ryanair Holdings PLC sponsored ADR	595,052	52,008
Southwest Airlines Co.	5,029,015	213,633
Spirit Airlines, Inc. (a)	2,935,660	127,613
United Continental Holdings, Inc. (a)	4,395,600	198,198
Wheels Up Partners Holdings LLC Series B unit (d)(e)	6,703,518	17,831
Wizz Air Holdings PLC (a)(b)	3,203,640	89,784
		1,069,125
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	986,627	38,942
Construction & Engineering - 0.0%
Fluor Corp.	159,500	8,418
Electrical Equipment - 0.3%
AMETEK, Inc.	82,400	3,940
Eaton Corp. PLC	547,300	33,730
Emerson Electric Co.	475,800	24,751
Rockwell Automation, Inc.	459,100	53,279
SolarCity Corp. (a)	396,900	8,887
		124,587
Industrial Conglomerates - 1.0%
3M Co.	1,200,900	202,135
Danaher Corp.	1,639,400	161,251
ITT, Inc.	114,900	4,080
		367,466
Machinery - 0.7%
Caterpillar, Inc.	1,450,300	105,161
Cummins, Inc.	132,300	15,144
Deere & Co.	791,400	65,124
Illinois Tool Works, Inc.	370,100	39,242
Wabtec Corp.	145,700	11,274
Xylem, Inc.	682,900	30,498
		266,443
Road & Rail - 0.5%
Union Pacific Corp.	2,218,400	186,767

TOTAL INDUSTRIALS		2,740,056

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 0.5%
Arista Networks, Inc.(a)(c)	73,800	5,409
Cisco Systems, Inc.	719,300	20,896
Infinera Corp. (a)(b)	12,620,079	165,449
Palo Alto Networks, Inc. (a)	93,200	12,159
		203,913
Electronic Equipment & Components - 0.4%
Fitbit, Inc. (c)	4,419,400	62,667
TE Connectivity Ltd.	140,200	8,412
Trimble Navigation Ltd. (a)	1,402,900	35,886
Universal Display Corp. (a)	169,600	11,389
VeriFone Systems, Inc. (a)	397,000	10,481
		128,835
Internet Software & Services - 11.0%
Actua Corp. (a)(b)	3,390,346	32,920
Akamai Technologies, Inc. (a)	1,084,800	59,208
Alibaba Group Holding Ltd. sponsored ADR (a)	973,100	79,794
Alphabet, Inc.:
Class A	2,007,978	1,503,674
Class C	1,014,703	746,537
Baidu.com, Inc. sponsored ADR (a)	24,470	4,369
Criteo SA sponsored ADR (a)	322,083	14,452
Demandware, Inc. (a)(c)	654,273	31,399
Dropbox, Inc. (a)(d)	1,105,082	13,581
eBay, Inc. (a)	3,295,500	80,608
Facebook, Inc. Class A (a)	10,367,691	1,231,785
GoDaddy, Inc. (a)	540,996	17,599
Hortonworks, Inc. (a)(c)	2,187,500	25,550
LinkedIn Corp. Class A (a)	82,200	11,220
Marketo, Inc. (a)	2,152,700	75,840
MercadoLibre, Inc.	88,900	12,135
NAVER Corp.	9,827	5,943
New Relic, Inc. (a)(c)	546,579	16,485
Rackspace Hosting, Inc. (a)	1,792,600	44,815
Shopify, Inc. Class A (c)	3,733,289	109,348
Tencent Holdings Ltd.	854,600	19,044
Twitter, Inc. (a)	225,390	3,430
Wix.com Ltd. (a)	1,072,600	29,668
		4,169,404
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	1,139,132	69,988
IBM Corp.	331,300	50,934
MasterCard, Inc. Class A	3,338,800	320,191
PayPal Holdings, Inc. (a)	3,364,900	127,160
Square, Inc. (a)	269,100	2,565
Visa, Inc. Class A	6,251,605	493,502
		1,064,340
Semiconductors & Semiconductor Equipment - 7.4%
Acacia Communications, Inc.	153,800	6,041
Advanced Micro Devices, Inc. (a)(c)	4,234,400	19,351
Applied Materials, Inc.	514,070	12,554
Applied Micro Circuits Corp. (a)(b)	6,610,989	43,500
ASML Holding NV	185,093	18,506
Cavium, Inc. (a)	2,712,760	134,960
Cirrus Logic, Inc. (a)	2,687,067	96,734
Cree, Inc. (a)(b)(c)	6,690,171	161,099
Cypress Semiconductor Corp. (c)	1,876,340	19,945
Intel Corp.	423,500	13,378
KLA-Tencor Corp.	309,400	22,565
Mellanox Technologies Ltd. (a)	874,389	41,446
Micron Technology, Inc. (a)	353,400	4,495
NVIDIA Corp. (b)	37,022,351	1,729,684
NXP Semiconductors NV (a)	307,600	29,065
Qorvo, Inc. (a)	118,300	6,030
Rambus, Inc. (a)	4,720,000	57,112
Silicon Laboratories, Inc. (a)(b)	3,344,274	166,378
Skyworks Solutions, Inc.	157,631	10,523
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,567,500	38,749
Texas Instruments, Inc.	2,379,800	144,216
Xilinx, Inc.	271,100	12,847
		2,789,178
Software - 10.0%
Activision Blizzard, Inc.	5,954,432	233,771
Adobe Systems, Inc. (a)	1,656,936	164,815
Appirio, Inc. (a)(d)	389,363	1,483
Atlassian Corp. PLC	156,500	3,532
Autodesk, Inc. (a)	365,400	21,292
CyberArk Software Ltd. (a)(c)	1,488,400	67,603
Electronic Arts, Inc. (a)	1,141,852	87,637
HubSpot, Inc. (a)(b)(c)	1,769,954	84,533
Imperva, Inc. (a)	578,400	22,083
Intuit, Inc.	560,900	59,826
Microsoft Corp.	9,560,217	506,692
Oracle Corp.	2,772,100	111,438
Paylocity Holding Corp. (a)(c)	220,000	8,076
Proofpoint, Inc. (a)	61,600	3,611
Red Hat, Inc. (a)	5,301,786	410,676
Salesforce.com, Inc. (a)	21,221,412	1,776,448
ServiceNow, Inc. (a)	1,438,700	103,054
Splunk, Inc. (a)	987,100	56,709
Zendesk, Inc. (a)	1,578,100	38,648
		3,761,927
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	16,371,148	1,634,823
Nimble Storage, Inc. (a)	1,791,682	16,000
Pure Storage, Inc. Class A (a)	5,800,319	68,328
Samsung Electronics Co. Ltd.	9,759	10,591
Western Digital Corp.	118,013	5,492
		1,735,234

TOTAL INFORMATION TECHNOLOGY		13,852,831

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	868,000	68,138
CF Industries Holdings, Inc.	1,339,025	37,037
E.I. du Pont de Nemours & Co.	1,268,200	82,953
LyondellBasell Industries NV Class A	46,200	3,759
Monsanto Co.	1,404,571	157,972
Praxair, Inc.	230,300	25,301
The Dow Chemical Co.	1,139,400	58,520
The Mosaic Co.	331,700	8,369
		442,049
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	709,300	38,267
Verizon Communications, Inc.	1,981,000	100,833
		139,100
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,265,400	54,109

TOTAL TELECOMMUNICATION SERVICES		193,209

TOTAL COMMON STOCKS
(Cost $20,582,881)		36,790,764

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(d)	17,901,305	26,852
Series G, 8.00% (a)(d)	2,750,007	4,125
Series H (d)	823,979	1,236
		32,213
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(d)	92,950	4,089
Series D (d)	69,363	3,051
		7,140
Media - 0.0%
Turn, Inc. Series E (a)(d)	984,774	3,082
TOTAL CONSUMER DISCRETIONARY		42,435
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (d)	750,363	10,828
HEALTH CARE - 0.7%
Biotechnology - 0.4%
10X Genomics, Inc. Series C (d)	2,105,333	9,428
Immunocore Ltd. Series A (d)	67,323	17,207
Intarcia Therapeutics, Inc.:
Series CC (a)(d)	1,051,411	26,033
Series DD (a)(d)	1,543,687	38,222
Moderna LLC:
Series D, 8.00% (a)(d)	468,823	21,687
Series E (a)(d)	565,117	26,141
RaNA Therapeutics LLC Series B (d)	4,408,601	2,504
		141,222
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	2,790,742	18,851
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (d)	589,863	1,283
Series B (d)	1,917,058	4,170
		5,453
Pharmaceuticals - 0.2%
Kolltan Pharmaceuticals, Inc. Series D (a)(d)	7,940,644	6,273
Stemcentrx, Inc. Series G (d)	2,065,715	57,071
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(d)	4,558,440	11,487
		74,831
TOTAL HEALTH CARE		240,357
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	216,276	20,853
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(d)	1,017,079	42,219
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(d)	2,990,903	25,213
Professional Services - 0.1%
YourPeople, Inc. Series C (d)	5,833,137	32,257
TOTAL INDUSTRIALS		120,542
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (d)	7,578,338	37,800
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	4,770,180	232,652
Series E, 8.00% (a)(d)	209,216	10,204
		280,656
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)	923,523	16,827
Nutanix, Inc. Series E (a)(d)	1,151,309	16,924
		33,751
Software - 0.4%
Appirio, Inc. Series E (a)(d)	2,725,544	10,384
Apptio, Inc. Series E, 8.00% (a)(d)	881,266	16,488
Cloudera, Inc. Series F(a)(d)	529,285	13,401
Cloudflare, Inc. Series D (a)(d)	1,429,726	7,549
Dataminr, Inc. Series D (a)(d)	1,773,901	9,468
MongoDB, Inc. Series F, 8.00% (a)(d)	1,913,404	15,537
Snapchat, Inc. Series F (a)(d)	1,985,264	60,987
Taboola.Com Ltd. Series E (a)(d)	1,337,420	11,341
		145,155
TOTAL INFORMATION TECHNOLOGY		459,562

TOTAL CONVERTIBLE PREFERRED STOCKS		873,724

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,048	0
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (d)	464,607	3,587

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,587

TOTAL PREFERRED STOCKS
(Cost $796,141)		877,311
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23(d)
(Cost $306)	306	306
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (g)	73,763,471	73,763
Fidelity Securities Lending Cash Central Fund, 0.44% (g)(h)	810,216,190	810,216
TOTAL MONEY MARKET FUNDS
(Cost $883,979)		883,979
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $22,263,307)		38,552,360
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(783,457)
NET ASSETS - 100%		$37,768,903

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,645,000 or 2.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,806,000 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16	$9,428
Adimab LLC unit	9/17/14 - 6/5/15	$47,869
Appirio, Inc.	2/12/15	$2,780
Appirio, Inc. Series E	2/12/15	$19,462
AppNexus, Inc. Series E	8/1/14	$18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$20,000
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Cloudera, Inc. Series F	2/5/14	$7,706
Cloudflare, Inc. Series D	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc.	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1	11/24/15	$37,800
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$7,941
Moderna LLC Series D, 8.00%	11/6/13	$10,000
Moderna LLC Series E	12/18/14	$34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
Nutanix, Inc. Series E	8/26/14	$15,424
RaNA Therapeutics LLC Series B	7/17/15	$4,761
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$60,987
Space Exploration Technologies Corp. Class A	10/16/15	$31,766
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Stemcentrx, Inc. Series G	8/14/15	$47,594
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$14,341
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC	12/31/12	$17,505
Tory Burch LLC Class A unit	5/14/15	$67,653
Turn, Inc. Series E	12/30/13	8,213
Turn, Inc. 1.48% 3/2/23	3/2/16	$306
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$19,040
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$215
Fidelity Securities Lending Cash Central Fund	4,912
Total	$5,127

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$218,826	$21,210	$2,838	$--	$228,715
Actua Corp.	41,096	--	1,498	--	32,920
Alkermes PLC	745,876	18,001	13,821	--	473,385
Alnylam Pharmaceuticals, Inc.	512,375	16,344	10,100	--	359,419
Applied Micro Circuits Corp.	46,056	2,819	1,155	--	43,500
aTyr Pharma, Inc.	5,110	19	89	--	1,948
aTyr Pharma, Inc.	12,502	--	--	--	4,863
bluebird bio, Inc.	205,014	14,531	3,461	--	113,145
Cavium, Inc.	191,120	11,391	17,901	--	--
Chimerix, Inc.	105,837	2,664	608	--	14,987
Chuy's Holdings, Inc.	45,305	--	2,632	--	42,059
Cree, Inc.	184,985	13,676	15,250	--	161,099
Dicerna Pharmaceuticals, Inc.	$14,490	$--	$356	$--	$--
Eleven Biotherapeutics, Inc.	3,828	--	432	--	--
Exelixis, Inc.	83,646	2,945	1,936	--	96,692
Fate Therapeutics, Inc.	7,602	--	116	--	2,699
Homeinns Hotel Group ADR	78,489	--	1,627	--	--
HubSpot, Inc.	67,790	23,750	2,013	--	84,533
Infinera Corp.	290,889	2,991	8,456	--	165,449
Intra-Cellular Therapies, Inc.	128,584	307	2,467	--	91,151
Ionis Pharmaceuticals, Inc.	509,728	10,659	10,593	--	190,476
Kate Spade & Co.	155,897	725	10,413	--	160,518
Lexicon Pharmaceuticals, Inc.	81,561	228	2,108	--	82,181
lululemon athletica, Inc.	453,130	5,032	30,006	--	589,507
Marketo, Inc.	67,012	--	1,401	--	--
Merrimack Pharmaceuticals, Inc.	75,878	401	1,778	--	52,716
Momenta Pharmaceuticals, Inc.	101,247	1,724	1,713	--	67,103
NVIDIA Corp.	1,195,282	17,321	38,847	8,541	1,729,684
PhaseRx, Inc.	--	3,096	--	--	3,443
Presbia PLC	5,504	1,362	158	--	5,630
Prothena Corp. PLC	145,362	9,670	2,982	--	106,802
Regulus Therapeutics, Inc.	33,318	294	682	--	20,010
Restoration Hardware Holdings, Inc.	185,808	2,986	3,021	--	68,220
Rigel Pharmaceuticals, Inc.	16,099	7,479	492	--	20,222
Sage Therapeutics, Inc.	78,768	12,835	2,047	--	61,464
Silicon Laboratories, Inc.	184,882	1,365	4,626	--	166,378
Transition Therapeutics, Inc.	5,321	--	99	--	2,183
Wizz Air Holdings PLC	77,780	9,513	2,348	--	89,784
Total	$6,361,997	$215,338	$200,070	$8,541	$5,332,885

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,846,255	$7,259,944	$466,281	$120,030
Consumer Staples	3,313,185	3,284,788	17,569	10,828
Energy	516,098	516,098	--	--
Financials	1,149,674	1,132,117	--	17,557
Health Care	7,034,614	6,682,610	47,493	304,511
Industrials	2,860,598	2,687,811	--	172,787
Information Technology	14,312,393	13,818,723	19,044	474,626
Materials	442,049	442,049	--	--
Telecommunication Services	193,209	193,209	--	--
Corporate Bonds	306	--	--	306
Money Market Funds	883,979	883,979	--	--
Total Investments in Securities:	$38,552,360	$36,901,328	$550,387	$1,100,645

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities
Equities - Information Technology
Beginning Balance	$397,094
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	30,445
Cost of Purchases	47,087
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$474,626
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$30,445
Other Investments in Securities
Beginning Balance	$625,593
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(20,529)
Cost of Purchases	59,998
Proceeds of Sales	(39,043)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$626,019
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$(38,935)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016
Assets
Investment in securities, at value (including securities loaned of $799,789) — See accompanying schedule: Unaffiliated issuers (cost $17,654,494)	$32,335,496
Fidelity Central Funds (cost $883,979)	883,979
Other affiliated issuers (cost $3,724,834)	5,332,885
Total Investments (cost $22,263,307)		$38,552,360
Cash		278
Restricted cash		543
Foreign currency held at value (cost $162)		162
Receivable for investments sold		111,738
Receivable for fund shares sold		17,282
Dividends receivable		27,138
Interest receivable		1
Distributions receivable from Fidelity Central Funds		782
Prepaid expenses		14
Other receivables		1,617
Total assets		38,711,915
Liabilities
Payable for investments purchased	$80,462
Payable for fund shares redeemed	28,233
Accrued management fee	18,178
Other affiliated payables	3,577
Other payables and accrued expenses	2,346
Collateral on securities loaned, at value	810,216
Total liabilities		943,012
Net Assets		$37,768,903
Net Assets consist of:
Paid in capital		$20,300,198
Undistributed net investment income		10,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,169,591
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,288,554
Net Assets		$37,768,903
Growth Company:
Net Asset Value, offering price and redemption price per share ($22,149,832 ÷ 166,689 shares)		$132.88
Class K:
Net Asset Value, offering price and redemption price per share ($15,619,071 ÷ 117,624 shares)		$132.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016
Investment Income
Dividends (including $8,541 earned from other affiliated issuers)		$148,461
Interest		1
Income from Fidelity Central Funds		5,127
Total income		153,589
Expenses
Management fee
Basic fee	$102,546
Performance adjustment	16,628
Transfer agent fees	20,432
Accounting and security lending fees	1,175
Custodian fees and expenses	269
Independent trustees' fees and expenses	83
Registration fees	176
Audit	118
Legal	24
Miscellaneous	168
Total expenses before reductions	141,619
Expense reductions	(261)	141,358
Net investment income (loss)		12,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,175,849
Other affiliated issuers	42,294
Foreign currency transactions	(61)
Total net realized gain (loss)		1,218,082
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $487)	(2,787,088)
Assets and liabilities in foreign currencies	43
Total change in net unrealized appreciation (depreciation)		(2,787,045)
Net gain (loss)		(1,568,963)
Net increase (decrease) in net assets resulting from operations		$(1,556,732)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,231	$13,855
Net realized gain (loss)	1,218,082	4,437,105
Change in net unrealized appreciation (depreciation)	(2,787,045)	(841,705)
Net increase (decrease) in net assets resulting from operations	(1,556,732)	3,609,255
Distributions to shareholders from net investment income	(13,792)	(57,135)
Distributions to shareholders from net realized gain	(1,582,394)	(1,421,834)
Total distributions	(1,596,186)	(1,478,969)
Share transactions - net increase (decrease)	(178,289)	(3,437,067)
Total increase (decrease) in net assets	(3,331,207)	(1,306,781)
Net Assets
Beginning of period	41,100,110	42,406,891
End of period (including undistributed net investment income of $10,560 and undistributed net investment income of $12,121, respectively)	$37,768,903	$41,100,110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund

	Six months ended May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$143.47	$136.46	$124.69	$95.80	$85.29	$79.40
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	.15	.29	.15	.09
Net realized and unrealized gain (loss)	(5.09)	11.72	20.49	31.23	13.12	5.80
Total from investment operations	(5.08)	11.71	20.64	31.52	13.27	5.89
Distributions from net investment income	–	(.13)	(.21)	(.19)	(.05)	–B
Distributions from net realized gain	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)	–
Total distributions	(5.51)	(4.70)	(8.87)C	(2.63)	(2.76)	–B
Net asset value, end of period	$132.88	$143.47	$136.46	$124.69	$95.80	$85.29
Total ReturnD,E	(3.69)%	8.90%	17.80%	33.85%	16.24%	7.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.88%	.82%	.83%	.90%	.84%
Expenses net of fee waivers, if any	.80%H	.87%	.82%	.83%	.90%	.84%
Expenses net of all reductions	.80%H	.87%	.82%	.83%	.90%	.84%
Net investment income (loss)	.02%H	(.01)%	.12%	.27%	.16%	.10%
Supplemental Data
Net assets, end of period (in millions)	$22,150	$23,513	$24,165	$22,936	$22,952	$24,665
Portfolio turnover rateI	16%H,J	18%J	12%J	26%	33%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund Class K

	Six months ended May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$143.42	$136.41	$124.68	$95.82	$85.35	$79.48
Income from Investment Operations
Net investment income (loss)A	.08	.12	.29	.42	.27	.21
Net realized and unrealized gain (loss)	(5.09)	11.72	20.48	31.21	13.10	5.80
Total from investment operations	(5.01)	11.84	20.77	31.63	13.37	6.01
Distributions from net investment income	(.11)	(.26)	(.37)	(.34)	(.19)	(.14)
Distributions from net realized gain	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)	–
Total distributions	(5.62)	(4.83)	(9.04)	(2.77)B	(2.90)	(.14)
Net asset value, end of period	$132.79	$143.42	$136.41	$124.68	$95.82	$85.35
Total ReturnC,D	(3.63)%	9.01%	17.93%	34.02%	16.38%	7.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.77%	.71%	.71%	.77%	.70%
Expenses net of fee waivers, if any	.69%G	.77%	.71%	.71%	.77%	.70%
Expenses net of all reductions	.69%G	.77%	.71%	.71%	.77%	.70%
Net investment income (loss)	.13%G	.09%	.24%	.39%	.29%	.24%
Supplemental Data
Net assets, end of period (in millions)	$15,619	$17,587	$18,242	$21,951	$15,454	$10,568
Portfolio turnover rateH	16%G,I	18%I	12%I	26%	33%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$306	Last transaction price	Transaction price	$100.00	Increase
Equities	$1,100,339	Discounted cash flow	Discount rate	3.5% - 15.0% / 10.1%	Decrease
			Weighted average cost of capital	12.1%	Decrease
			Growth rate	2.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 12.1%	Decrease
			Probability rate	6.3% - 31.7% / 16.9%	Increase
		Entity valuation	Entity valuation	$136.18	Increase
			Income payment	$2.00	Decrease
		Expected distribution	Discount rate	10.0%	Decrease
			Recovery rate	0.0%	Increase
			Liquidation preference	$8.34 - $23.41 / $16.56	Increase
		Last transaction price	Transaction price	$0.00 - $150.00 / $48.13	Increase
			Discount rate	15.0%	Decrease
			Premium rate	15.0%	Increase
			Put premium	72.5%	Increase
		Market comparable	EV/Sales multiple	1.0 - 13.5 / 4.5	Increase
			Discount rate	1.0% - 50.0% / 9.7%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 14.3%	Decrease
			P/E multiple	9.0 - 11.6 / 10.0	Increase
			EV/EBITDA multiple	8.6	Increase
			Liquidation preference	$74.33	Increase
			EV/GP multiple	4.3	Increase
			Premium rate	10.0% - 235.0% / 54.4%	Increase
		Proxy adjustment	Discount for industry performance	19.9% - 47.4% / 22.7%	Decrease
			Premium for industry performance	21.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,078,413
Gross unrealized depreciation	(1,823,382)
Net unrealized appreciation (depreciation) on securities	$16,255,031
Tax cost	$22,297,329

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $152,523 representing 0.4% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,098,772 and $3,230,345, respectively.

Redemptions In-Kind. During the period, 7,856 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $1,028,489. The net realized gain of $611,730 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$16,703.16
Class K	3,729.05
	$20,432

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $20,715. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,912, including $394 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $113 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $146.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Growth Company	$–	$22,481
Class K	13,792	34,654
Total	$13,792	$57,135
From net realized gain
Growth Company	$904,788	$808,358
Class K	677,606	613,476
Total	$1,582,394	$1,421,834

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Growth Company
Shares sold	10,272	20,925	$1,307,952	$2,877,874
Reinvestment of distributions	6,196	6,056	857,904	796,034
Shares redeemed	(13,668)	(40,175)(a)	(1,743,716)	(5,503,138)(a)
Net increase (decrease)	2,800	(13,194)	$422,140	$(1,829,230)
Class K
Shares sold	12,352	41,669	$1,581,238	$5,709,393
Reinvestment of distributions	5,003	4,938	691,398	648,130
Shares redeemed	(22,358)(b)	(57,706)(a)	(2,873,065)(b)	(7,965,360)(a)
Net increase (decrease)	(5,003)	(11,099)	$(600,429)	$(1,607,837)

 (a) Amount includes in-kind redemptions.

 (b) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of May 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended May 31, 2016 and for the year ended November 30, 2015, and the financial highlights for the six months ended May 31, 2016 and for each of the five years in the period ended November 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of May 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended May 31, 2016 and for the year ended November 30, 2015, and the financial highlights for the six months ended May 31, 2016 and for each of the five years in the period ended November 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 19, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Growth Company	.80%
Actual		$1,000.00	$963.10	$3.93
Hypothetical-C		$1,000.00	$1,021.00	$4.04
Class K	.69%
Actual		$1,000.00	$963.70	$3.39
Hypothetical-C		$1,000.00	$1,021.55	$3.49

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Fidelity® Growth Company Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Salesforce.com, Inc.	4.7	4.5
NVIDIA Corp.	4.6	2.9
Amazon.com, Inc.	4.4	3.7
Apple, Inc.	4.3	5.7
Alphabet, Inc. Class A	4.0	3.7
Facebook, Inc. Class A	3.3	2.8
Alphabet, Inc. Class C	2.0	2.3
Regeneron Pharmaceuticals, Inc.	1.6	2.2
lululemon athletica, Inc.	1.6	1.1
Monster Beverage Corp.	1.5	1.4
	32.0

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	37.9	37.0
Consumer Discretionary	20.8	18.4
Health Care	18.7	22.6
Consumer Staples	8.7	8.6
Industrials	7.5	7.9

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	97.4%
Convertible Securities	2.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 7.9%

As of November 30, 2015 *
Stocks	97.9%
Convertible Securities	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.2%

 * Foreign investments - 7.4%

Investments May 31, 2016

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 20.7%
Auto Components - 0.1%
Johnson Controls, Inc.	611,500	$26,998
Automobiles - 1.1%
Tesla Motors, Inc. (a)	1,885,500	420,900
Hotels, Restaurants & Leisure - 4.0%
Buffalo Wild Wings, Inc. (a)	741,400	107,792
China Lodging Group Ltd. ADR	396,900	13,459
Chipotle Mexican Grill, Inc. (a)	270,100	119,373
Chuy's Holdings, Inc. (a)(b)	1,276,442	42,059
Dave & Buster's Entertainment, Inc. (a)	234,300	9,145
Del Taco Restaurants, Inc. (a)(c)	1,559,800	14,569
Domino's Pizza, Inc.	300,900	36,373
Dunkin' Brands Group, Inc.	1,030,740	44,621
Fiesta Restaurant Group, Inc. (a)	474,300	11,919
Hyatt Hotels Corp. Class A (a)(c)	201,840	9,266
Las Vegas Sands Corp.	707,900	32,733
McDonald's Corp.	4,026,300	491,450
Panera Bread Co. Class A (a)	296,000	64,868
Papa John's International, Inc.	977,100	61,890
Starbucks Corp.	5,861,000	321,710
Wingstop, Inc. (c)	283,700	7,915
Yum! Brands, Inc.	1,361,300	111,749
		1,500,891
Household Durables - 0.0%
Newell Brands, Inc.	52,454	2,502
Internet & Catalog Retail - 6.4%
Amazon.com, Inc. (a)	2,291,401	1,656,202
Ctrip.com International Ltd. ADR (a)	1,470,200	67,276
Etsy, Inc. (a)	239,700	2,217
Expedia, Inc.	1,164,300	129,517
Groupon, Inc. Class A (a)(c)	2,964,200	10,493
JD.com, Inc. sponsored ADR (a)	421,400	10,371
Netflix, Inc. (a)	1,466,100	150,378
Priceline Group, Inc. (a)	154,668	195,551
Qunar Cayman Islands Ltd. sponsored ADR (a)(c)	208,000	6,756
The Honest Co., Inc. (a)(d)	39,835	1,752
TripAdvisor, Inc. (a)	136,600	9,253
Vipshop Holdings Ltd. ADR (a)	6,489,000	75,727
Wayfair LLC Class A (a)(c)	2,249,638	92,640
		2,408,133
Leisure Products - 0.0%
NJOY, Inc. (a)(d)	17,666,072	2,261
Media - 1.5%
Comcast Corp. Class A	5,594,000	354,100
Lions Gate Entertainment Corp.	249,992	5,575
The Walt Disney Co.	2,072,500	205,633
Twenty-First Century Fox, Inc. Class A	739,900	21,368
		586,676
Multiline Retail - 0.3%
Dollar General Corp.	264,200	23,752
Dollar Tree, Inc. (a)	642,900	58,208
Target Corp.	348,989	24,003
		105,963
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	319,000	6,345
AutoNation, Inc. (a)(c)	495,500	24,993
CarMax, Inc. (a)(c)	1,315,621	70,596
DavidsTea, Inc. (c)	1,060,900	12,529
Five Below, Inc. (a)	1,121,516	46,947
Home Depot, Inc.	3,319,200	438,533
L Brands, Inc.	870,700	59,686
Restoration Hardware Holdings, Inc. (a)(b)(c)	2,051,116	68,220
TJX Companies, Inc.	246,300	18,748
		746,597
Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	3,642,300	466,281
Columbia Sportswear Co.	1,105,700	58,790
Kate Spade & Co. (a)(b)	7,343,015	160,518
lululemon athletica, Inc. (a)(b)(c)	9,065,151	589,507
NIKE, Inc. Class B	4,650,400	256,795
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	9,976,640	310,972
Tory Burch LLC (a)(d)(e)	324,840	19,593
Tory Burch LLC Class A unit (a)(d)(e)	950,844	53,989
Under Armour, Inc. (a)	634,600	22,192
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	652,200	24,608
VF Corp.	636,300	39,654
		2,002,899

TOTAL CONSUMER DISCRETIONARY		7,803,820

CONSUMER STAPLES - 8.7%
Beverages - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	389,300	59,621
Dr. Pepper Snapple Group, Inc.	370,900	33,900
Monster Beverage Corp.	3,789,906	568,486
PepsiCo, Inc.	1,863,240	188,504
The Coca-Cola Co.	8,982,900	400,637
		1,251,148
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	1,312,100	195,201
CVS Health Corp.	1,864,500	179,831
Drogasil SA	2,947,473	47,096
Kroger Co.	1,932,750	69,115
Sprouts Farmers Market LLC (a)	1,454,200	36,006
Walgreens Boots Alliance, Inc.	881,400	68,220
Whole Foods Market, Inc.	1,358,100	43,935
		639,404
Food Products - 1.2%
Amplify Snack Brands, Inc.	225,300	2,940
Associated British Foods PLC	1,025,700	43,735
Campbell Soup Co.	160,000	9,691
General Mills, Inc.	607,100	38,114
Kellogg Co.	542,500	40,346
Mead Johnson Nutrition Co. Class A	1,539,800	126,695
Mondelez International, Inc.	735,700	32,731
The Hain Celestial Group, Inc. (a)	349,800	17,294
The Hershey Co.	324,400	30,121
The Kraft Heinz Co.	567,600	47,219
Tyson Foods, Inc. Class A	410,400	26,175
WhiteWave Foods Co. (a)	1,345,500	60,077
		475,138
Household Products - 0.5%
Church & Dwight Co., Inc.	498,600	49,102
Colgate-Palmolive Co.	1,421,200	100,067
Kimberly-Clark Corp.	368,900	46,865
		196,034
Personal Products - 0.6%
Coty, Inc. Class A (c)	172,400	4,541
Herbalife Ltd. (a)	3,616,810	209,377
		213,918
Tobacco - 1.4%
Altria Group, Inc.	3,670,380	233,583
Japan Tobacco, Inc.	445,500	17,569
Philip Morris International, Inc.	2,268,180	223,824
Reynolds American, Inc.	1,041,026	51,739
		526,715

TOTAL CONSUMER STAPLES		3,302,357

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	861,400	39,952
Schlumberger Ltd.	92,400	7,050
		47,002
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	1,574,700	37,746
Concho Resources, Inc. (a)	429,500	52,116
Continental Resources, Inc. (a)	772,200	32,479
Devon Energy Corp.	92,400	3,335
EOG Resources, Inc.	1,272,100	103,498
Hess Corp.	290,000	17,380
Noble Energy, Inc.	1,254,311	44,842
PDC Energy, Inc. (a)	349,900	20,312
Pioneer Natural Resources Co.	680,007	109,019
Range Resources Corp. (c)	582,900	24,826
Valero Energy Corp.	430,400	23,543
		469,096

TOTAL ENERGY		516,098

FINANCIALS - 3.0%
Banks - 1.1%
Citigroup, Inc.	623,880	29,054
HDFC Bank Ltd. sponsored ADR	1,729,074	111,283
JPMorgan Chase & Co.	1,140,300	74,427
PrivateBancorp, Inc.	2,628,226	116,562
Signature Bank (a)	349,285	47,153
Wells Fargo & Co.	485,900	24,645
		403,124
Capital Markets - 1.2%
BlackRock, Inc. Class A	498,200	181,270
Charles Schwab Corp.	7,189,975	219,869
RPI International Holdings LP (d)	130,847	17,557
T. Rowe Price Group, Inc.	515,200	39,701
		458,397
Consumer Finance - 0.1%
American Express Co.	275,848	18,140
Discover Financial Services	121,544	6,905
OneMain Holdings, Inc. (a)	592,700	18,528
		43,573
Diversified Financial Services - 0.4%
Bats Global Markets, Inc.	104,200	2,897
BM&F BOVESPA SA	5,757,397	25,365
Broadcom Ltd.	763,702	117,885
PhaseRx, Inc. (b)	619,200	3,443
		149,590
Real Estate Investment Trusts - 0.2%
American Tower Corp.	898,000	94,990

TOTAL FINANCIALS		1,149,674

HEALTH CARE - 18.0%
Biotechnology - 13.3%
AbbVie, Inc.	1,153,400	72,583
ACADIA Pharmaceuticals, Inc. (a)(b)(c)	6,455,408	228,715
Adaptimmune Therapeutics PLC sponsored ADR	721,400	7,423
Adverum Biotechnologies, Inc. (a)	1,065,000	4,814
Agios Pharmaceuticals, Inc. (a)(c)	1,493,911	83,584
Aimmune Therapeutics, Inc. (a)(c)	228,800	3,512
Alder Biopharmaceuticals, Inc. (a)(c)	474,200	14,259
Alexion Pharmaceuticals, Inc. (a)	2,089,260	315,269
Alkermes PLC (a)(b)	10,200,072	473,385
Alnylam Pharmaceuticals, Inc. (a)(b)	5,011,418	359,419
Amgen, Inc.	2,119,700	334,807
Array BioPharma, Inc. (a)	2,168,070	8,174
aTyr Pharma, Inc. (a)(b)(c)	588,609	1,948
aTyr Pharma, Inc. (b)(f)	1,469,144	4,863
Baxalta, Inc.	738,300	33,393
BeiGene Ltd. (c)	8,617,681	17,791
BeiGene Ltd. ADR (c)	948,141	26,785
Biogen, Inc. (a)	369,700	107,113
bluebird bio, Inc. (a)(b)(c)	2,500,432	113,145
Celgene Corp. (a)	1,563,988	165,032
Celldex Therapeutics, Inc. (a)(c)	4,212,923	19,295
Cellectis SA sponsored ADR (a)(c)	732,939	24,026
Cepheid, Inc. (a)	969,355	27,152
Chimerix, Inc. (a)(b)	3,058,593	14,987
Coherus BioSciences, Inc. (a)(c)	1,766,510	32,945
Corvus Pharmaceuticals, Inc.	356,600	5,010
CytomX Therapeutics, Inc. (a)	692,291	7,477
CytomX Therapeutics, Inc. (f)	794,033	8,576
Dicerna Pharmaceuticals, Inc. (a)	1,023,850	3,809
Editas Medicine, Inc.	799,366	29,648
Editas Medicine, Inc.	547,716	19,299
Exelixis, Inc. (a)(b)(c)	14,898,616	96,692
Fate Therapeutics, Inc. (a)(b)	1,764,206	2,699
Five Prime Therapeutics, Inc. (a)	1,160,200	53,044
Galapagos Genomics NV sponsored ADR (c)	1,175,200	67,950
Genocea Biosciences, Inc. (a)(c)	546,200	2,567
Gilead Sciences, Inc.	4,332,995	377,231
Global Blood Therapeutics, Inc. (a)	250,675	5,996
Heron Therapeutics, Inc. (a)(c)	966,891	20,691
Intellia Therapeutics, Inc. (a)	783,364	23,164
Intellia Therapeutics, Inc.	390,900	10,403
Intercept Pharmaceuticals, Inc. (a)	151,765	22,516
Intrexon Corp. (a)(c)	595,175	18,296
Ionis Pharmaceuticals, Inc. (a)(b)	8,394,728	190,476
Ironwood Pharmaceuticals, Inc. Class A (a)	6,338,043	79,162
Juno Therapeutics, Inc. (a)(c)	968,500	42,062
Juno Therapeutics, Inc. (f)	1,694,139	73,576
Lexicon Pharmaceuticals, Inc. (a)(b)(c)	5,783,301	82,181
Merrimack Pharmaceuticals, Inc. (a)(b)(c)	7,903,421	52,716
Momenta Pharmaceuticals, Inc. (a)(b)	5,696,347	67,103
ProNai Therapeutics, Inc. (a)	231,700	1,455
Prothena Corp. PLC (a)(b)	2,200,280	106,802
Regeneron Pharmaceuticals, Inc. (a)	1,501,518	599,001
Regulus Therapeutics, Inc. (a)(b)(c)	3,258,901	20,010
Rigel Pharmaceuticals, Inc. (a)(b)	7,837,810	20,222
Sage Therapeutics, Inc. (a)(b)(c)	1,867,651	61,464
Seattle Genetics, Inc. (a)(c)	4,607,336	186,275
Seres Therapeutics, Inc.	899,124	27,360
Seres Therapeutics, Inc. (f)	572,827	17,431
Spark Therapeutics, Inc. (a)(c)	193,067	10,802
Transition Therapeutics, Inc. (a)(b)	2,752,134	2,183
Ultragenyx Pharmaceutical, Inc. (a)	881,900	64,467
Versartis, Inc. (a)(c)	725,494	6,682
Vertex Pharmaceuticals, Inc. (a)	362,767	33,792
		5,014,709
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	572,100	22,672
Align Technology, Inc. (a)	163,456	12,885
Baxter International, Inc. (c)	672,700	29,034
Cutera, Inc. (a)	176,400	1,849
DexCom, Inc. (a)	539,200	34,773
Entellus Medical, Inc. (a)(c)	439,700	7,888
Genmark Diagnostics, Inc. (a)	1,410,953	10,624
Insulet Corp. (a)	1,678,500	50,389
Intuitive Surgical, Inc. (a)	87,193	55,342
Novadaq Technologies, Inc. (a)	442,200	4,272
Novocure Ltd. (a)(c)	1,250,300	13,916
Novocure Ltd. (f)	571,461	6,360
Penumbra, Inc. (a)	1,333,487	70,395
Presbia PLC (a)(b)	1,210,646	5,630
St. Jude Medical, Inc.	434,500	34,047
Zeltiq Aesthetics, Inc. (a)(c)	414,200	11,788
		371,864
Health Care Providers & Services - 1.1%
Apollo Hospitals Enterprise Ltd.	720,000	14,659
Cardinal Health, Inc.	828,900	65,442
Express Scripts Holding Co. (a)	426,203	32,200
Laboratory Corp. of America Holdings (a)	192,100	24,579
McKesson Corp.	825,700	151,219
UnitedHealth Group, Inc.	979,000	130,863
		418,962
Health Care Technology - 0.3%
athenahealth, Inc. (a)(c)	797,400	101,166
Castlight Health, Inc. Class B (a)(c)	2,547,694	10,726
Cerner Corp. (a)	375,700	20,893
		132,785
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	233,038	33,751
Pharmaceuticals - 2.2%
Adimab LLC unit (a)(d)(e)	3,162,765	60,567
Allergan PLC (a)	683,438	161,121
Bristol-Myers Squibb Co.	3,208,500	230,049
Catalent, Inc. (a)	522,900	14,704
Cempra, Inc. (a)(c)	265,471	4,988
Endocyte, Inc. (a)(c)	1,983,815	7,777
Intra-Cellular Therapies, Inc. (a)(b)	2,355,324	91,151
Jazz Pharmaceuticals PLC (a)	487,900	73,946
Mylan N.V.	867,600	37,602
Sun Pharmaceutical Industries Ltd.	2,413,567	27,376
Teva Pharmaceutical Industries Ltd. sponsored ADR	690,600	35,821
The Medicines Company (a)	1,954,201	73,497
		818,599

TOTAL HEALTH CARE		6,790,670

INDUSTRIALS - 7.2%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	2,145,900	244,268
Lockheed Martin Corp.	626,600	148,022
Northrop Grumman Corp.	74,021	15,742
Space Exploration Technologies Corp. Class A (a)(d)	356,922	34,414
The Boeing Co.	705,500	88,999
		531,445
Air Freight & Logistics - 0.4%
FedEx Corp.	114,800	18,939
United Parcel Service, Inc. Class B	1,240,900	127,924
		146,863
Airlines - 2.8%
Allegiant Travel Co.	453,000	62,976
American Airlines Group, Inc.	440,800	14,066
Azul-Linhas Aereas Brasileiras warrants (a)(d)	1,017,079	0
Delta Air Lines, Inc.	2,075,400	90,197
InterGlobe Aviation Ltd. (a)	632,349	10,008
JetBlue Airways Corp. (a)	10,753,523	192,811
Ryanair Holdings PLC sponsored ADR	595,052	52,008
Southwest Airlines Co.	5,029,015	213,633
Spirit Airlines, Inc. (a)	2,935,660	127,613
United Continental Holdings, Inc. (a)	4,395,600	198,198
Wheels Up Partners Holdings LLC Series B unit (d)(e)	6,703,518	17,831
Wizz Air Holdings PLC (a)(b)	3,203,640	89,784
		1,069,125
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	986,627	38,942
Construction & Engineering - 0.0%
Fluor Corp.	159,500	8,418
Electrical Equipment - 0.3%
AMETEK, Inc.	82,400	3,940
Eaton Corp. PLC	547,300	33,730
Emerson Electric Co.	475,800	24,751
Rockwell Automation, Inc.	459,100	53,279
SolarCity Corp. (a)	396,900	8,887
		124,587
Industrial Conglomerates - 1.0%
3M Co.	1,200,900	202,135
Danaher Corp.	1,639,400	161,251
ITT, Inc.	114,900	4,080
		367,466
Machinery - 0.7%
Caterpillar, Inc.	1,450,300	105,161
Cummins, Inc.	132,300	15,144
Deere & Co.	791,400	65,124
Illinois Tool Works, Inc.	370,100	39,242
Wabtec Corp.	145,700	11,274
Xylem, Inc.	682,900	30,498
		266,443
Road & Rail - 0.5%
Union Pacific Corp.	2,218,400	186,767

TOTAL INDUSTRIALS		2,740,056

INFORMATION TECHNOLOGY - 36.7%
Communications Equipment - 0.5%
Arista Networks, Inc.(a)(c)	73,800	5,409
Cisco Systems, Inc.	719,300	20,896
Infinera Corp. (a)(b)	12,620,079	165,449
Palo Alto Networks, Inc. (a)	93,200	12,159
		203,913
Electronic Equipment & Components - 0.4%
Fitbit, Inc. (c)	4,419,400	62,667
TE Connectivity Ltd.	140,200	8,412
Trimble Navigation Ltd. (a)	1,402,900	35,886
Universal Display Corp. (a)	169,600	11,389
VeriFone Systems, Inc. (a)	397,000	10,481
		128,835
Internet Software & Services - 11.0%
Actua Corp. (a)(b)	3,390,346	32,920
Akamai Technologies, Inc. (a)	1,084,800	59,208
Alibaba Group Holding Ltd. sponsored ADR (a)	973,100	79,794
Alphabet, Inc.:
Class A	2,007,978	1,503,674
Class C	1,014,703	746,537
Baidu.com, Inc. sponsored ADR (a)	24,470	4,369
Criteo SA sponsored ADR (a)	322,083	14,452
Demandware, Inc. (a)(c)	654,273	31,399
Dropbox, Inc. (a)(d)	1,105,082	13,581
eBay, Inc. (a)	3,295,500	80,608
Facebook, Inc. Class A (a)	10,367,691	1,231,785
GoDaddy, Inc. (a)	540,996	17,599
Hortonworks, Inc. (a)(c)	2,187,500	25,550
LinkedIn Corp. Class A (a)	82,200	11,220
Marketo, Inc. (a)	2,152,700	75,840
MercadoLibre, Inc.	88,900	12,135
NAVER Corp.	9,827	5,943
New Relic, Inc. (a)(c)	546,579	16,485
Rackspace Hosting, Inc. (a)	1,792,600	44,815
Shopify, Inc. Class A (c)	3,733,289	109,348
Tencent Holdings Ltd.	854,600	19,044
Twitter, Inc. (a)	225,390	3,430
Wix.com Ltd. (a)	1,072,600	29,668
		4,169,404
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	1,139,132	69,988
IBM Corp.	331,300	50,934
MasterCard, Inc. Class A	3,338,800	320,191
PayPal Holdings, Inc. (a)	3,364,900	127,160
Square, Inc. (a)	269,100	2,565
Visa, Inc. Class A	6,251,605	493,502
		1,064,340
Semiconductors & Semiconductor Equipment - 7.4%
Acacia Communications, Inc.	153,800	6,041
Advanced Micro Devices, Inc. (a)(c)	4,234,400	19,351
Applied Materials, Inc.	514,070	12,554
Applied Micro Circuits Corp. (a)(b)	6,610,989	43,500
ASML Holding NV	185,093	18,506
Cavium, Inc. (a)	2,712,760	134,960
Cirrus Logic, Inc. (a)	2,687,067	96,734
Cree, Inc. (a)(b)(c)	6,690,171	161,099
Cypress Semiconductor Corp. (c)	1,876,340	19,945
Intel Corp.	423,500	13,378
KLA-Tencor Corp.	309,400	22,565
Mellanox Technologies Ltd. (a)	874,389	41,446
Micron Technology, Inc. (a)	353,400	4,495
NVIDIA Corp. (b)	37,022,351	1,729,684
NXP Semiconductors NV (a)	307,600	29,065
Qorvo, Inc. (a)	118,300	6,030
Rambus, Inc. (a)	4,720,000	57,112
Silicon Laboratories, Inc. (a)(b)	3,344,274	166,378
Skyworks Solutions, Inc.	157,631	10,523
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,567,500	38,749
Texas Instruments, Inc.	2,379,800	144,216
Xilinx, Inc.	271,100	12,847
		2,789,178
Software - 10.0%
Activision Blizzard, Inc.	5,954,432	233,771
Adobe Systems, Inc. (a)	1,656,936	164,815
Appirio, Inc. (a)(d)	389,363	1,483
Atlassian Corp. PLC	156,500	3,532
Autodesk, Inc. (a)	365,400	21,292
CyberArk Software Ltd. (a)(c)	1,488,400	67,603
Electronic Arts, Inc. (a)	1,141,852	87,637
HubSpot, Inc. (a)(b)(c)	1,769,954	84,533
Imperva, Inc. (a)	578,400	22,083
Intuit, Inc.	560,900	59,826
Microsoft Corp.	9,560,217	506,692
Oracle Corp.	2,772,100	111,438
Paylocity Holding Corp. (a)(c)	220,000	8,076
Proofpoint, Inc. (a)	61,600	3,611
Red Hat, Inc. (a)	5,301,786	410,676
Salesforce.com, Inc. (a)	21,221,412	1,776,448
ServiceNow, Inc. (a)	1,438,700	103,054
Splunk, Inc. (a)	987,100	56,709
Zendesk, Inc. (a)	1,578,100	38,648
		3,761,927
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.	16,371,148	1,634,823
Nimble Storage, Inc. (a)	1,791,682	16,000
Pure Storage, Inc. Class A (a)	5,800,319	68,328
Samsung Electronics Co. Ltd.	9,759	10,591
Western Digital Corp.	118,013	5,492
		1,735,234

TOTAL INFORMATION TECHNOLOGY		13,852,831

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	868,000	68,138
CF Industries Holdings, Inc.	1,339,025	37,037
E.I. du Pont de Nemours & Co.	1,268,200	82,953
LyondellBasell Industries NV Class A	46,200	3,759
Monsanto Co.	1,404,571	157,972
Praxair, Inc.	230,300	25,301
The Dow Chemical Co.	1,139,400	58,520
The Mosaic Co.	331,700	8,369
		442,049
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.4%
Level 3 Communications, Inc. (a)	709,300	38,267
Verizon Communications, Inc.	1,981,000	100,833
		139,100
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	1,265,400	54,109

TOTAL TELECOMMUNICATION SERVICES		193,209

TOTAL COMMON STOCKS
(Cost $20,582,881)		36,790,764

Preferred Stocks - 2.3%
Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.1%
Roku, Inc.:
Series F, 8.00% (a)(d)	17,901,305	26,852
Series G, 8.00% (a)(d)	2,750,007	4,125
Series H (d)	823,979	1,236
		32,213
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(d)	92,950	4,089
Series D (d)	69,363	3,051
		7,140
Media - 0.0%
Turn, Inc. Series E (a)(d)	984,774	3,082
TOTAL CONSUMER DISCRETIONARY		42,435
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (d)	750,363	10,828
HEALTH CARE - 0.7%
Biotechnology - 0.4%
10X Genomics, Inc. Series C (d)	2,105,333	9,428
Immunocore Ltd. Series A (d)	67,323	17,207
Intarcia Therapeutics, Inc.:
Series CC (a)(d)	1,051,411	26,033
Series DD (a)(d)	1,543,687	38,222
Moderna LLC:
Series D, 8.00% (a)(d)	468,823	21,687
Series E (a)(d)	565,117	26,141
RaNA Therapeutics LLC Series B (d)	4,408,601	2,504
		141,222
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (d)	2,790,742	18,851
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (d)	589,863	1,283
Series B (d)	1,917,058	4,170
		5,453
Pharmaceuticals - 0.2%
Kolltan Pharmaceuticals, Inc. Series D (a)(d)	7,940,644	6,273
Stemcentrx, Inc. Series G (d)	2,065,715	57,071
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(d)	4,558,440	11,487
		74,831
TOTAL HEALTH CARE		240,357
INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
Space Exploration Technologies Corp. Series G (a)(d)	216,276	20,853
Airlines - 0.1%
Azul-Linhas Aereas Brasileiras Series B (a)(d)	1,017,079	42,219
Commercial Services & Supplies - 0.1%
Domo, Inc. Series D (a)(d)	2,990,903	25,213
Professional Services - 0.1%
YourPeople, Inc. Series C (d)	5,833,137	32,257
TOTAL INDUSTRIALS		120,542
INFORMATION TECHNOLOGY - 1.2%
Internet Software & Services - 0.7%
Jet.Com, Inc. Series B1 (d)	7,578,338	37,800
Uber Technologies, Inc.:
Series D, 8.00% (a)(d)	4,770,180	232,652
Series E, 8.00% (a)(d)	209,216	10,204
		280,656
IT Services - 0.1%
AppNexus, Inc. Series E (a)(d)	923,523	16,827
Nutanix, Inc. Series E (a)(d)	1,151,309	16,924
		33,751
Software - 0.4%
Appirio, Inc. Series E (a)(d)	2,725,544	10,384
Apptio, Inc. Series E, 8.00% (a)(d)	881,266	16,488
Cloudera, Inc. Series F(a)(d)	529,285	13,401
Cloudflare, Inc. Series D (a)(d)	1,429,726	7,549
Dataminr, Inc. Series D (a)(d)	1,773,901	9,468
MongoDB, Inc. Series F, 8.00% (a)(d)	1,913,404	15,537
Snapchat, Inc. Series F (a)(d)	1,985,264	60,987
Taboola.Com Ltd. Series E (a)(d)	1,337,420	11,341
		145,155
TOTAL INFORMATION TECHNOLOGY		459,562

TOTAL CONVERTIBLE PREFERRED STOCKS		873,724

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(d)(e)	619,048	0
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (d)	464,607	3,587

TOTAL NONCONVERTIBLE PREFERRED STOCKS		3,587

TOTAL PREFERRED STOCKS
(Cost $796,141)		877,311
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23(d)
(Cost $306)	306	306
	Shares	Value (000s)

Money Market Funds - 2.4%
Fidelity Cash Central Fund, 0.40% (g)	73,763,471	73,763
Fidelity Securities Lending Cash Central Fund, 0.44% (g)(h)	810,216,190	810,216
TOTAL MONEY MARKET FUNDS
(Cost $883,979)		883,979
TOTAL INVESTMENT PORTFOLIO - 102.1%
(Cost $22,263,307)		38,552,360
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(783,457)
NET ASSETS - 100%		$37,768,903

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,100,645,000 or 2.9% of net assets.

 (e) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,806,000 or 0.3% of net assets.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
10X Genomics, Inc. Series C	2/23/16	$9,428
Adimab LLC unit	9/17/14 - 6/5/15	$47,869
Appirio, Inc.	2/12/15	$2,780
Appirio, Inc. Series E	2/12/15	$19,462
AppNexus, Inc. Series E	8/1/14	$18,500
Apptio, Inc. Series E, 8.00%	5/3/13	$20,000
Azul-Linhas Aereas Brasileiras Series B	12/24/13	$43,140
Azul-Linhas Aereas Brasileiras warrants	12/24/13	$0
Blue Apron, Inc. Series D	5/18/15	$10,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Cloudera, Inc. Series F	2/5/14	$7,706
Cloudflare, Inc. Series D	11/5/14	$8,758
Codiak Biosciences, Inc. Series A	11/12/15	$590
Codiak Biosciences, Inc. Series B	11/12/15	$5,751
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$22,617
Domo, Inc. Series D	1/24/14	$12,362
Dropbox, Inc.	5/2/12	$10,000
Immunocore Ltd. Series A	7/27/15	$12,669
Intarcia Therapeutics, Inc. Series CC	11/14/12	$14,331
Intarcia Therapeutics, Inc. Series DD	3/17/14	$50,000
Jet.Com, Inc. Series B1	11/24/15	$37,800
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$7,941
Moderna LLC Series D, 8.00%	11/6/13	$10,000
Moderna LLC Series E	12/18/14	$34,851
MongoDB, Inc. Series F, 8.00%	10/2/13	$32,000
Mulberry Health, Inc. Series A8	1/20/16	$18,851
NJOY, Inc.	6/7/13 - 2/14/14	$19,365
Nutanix, Inc. Series E	8/26/14	$15,424
RaNA Therapeutics LLC Series B	7/17/15	$4,761
Roku, Inc. Series F, 8.00%	5/7/13 - 5/28/13	$16,212
Roku, Inc. Series G, 8.00%	10/1/14	$3,574
Roku, Inc. Series H	11/9/15	$1,260
RPI International Holdings LP	5/21/15 - 3/23/16	$16,269
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$60,987
Space Exploration Technologies Corp. Class A	10/16/15	$31,766
Space Exploration Technologies Corp. Series G	1/20/15	$16,753
Stemcentrx, Inc. Series G	8/14/15	$47,594
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$14,341
Taboola.Com Ltd. Series E	12/22/14	$13,943
The Honest Co., Inc.	8/21/14	$1,078
The Honest Co., Inc. Series C	8/21/14	$2,515
The Honest Co., Inc. Series D	8/3/15	$3,174
Tory Burch LLC	12/31/12	$17,505
Tory Burch LLC Class A unit	5/14/15	$67,653
Turn, Inc. Series E	12/30/13	8,213
Turn, Inc. 1.48% 3/2/23	3/2/16	$306
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$74,000
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$6,971
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$19,040
YourPeople, Inc. Series C	5/1/15	$86,920
Yumanity Holdings LLC Class A	2/8/16	$3,140

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$215
Fidelity Securities Lending Cash Central Fund	4,912
Total	$5,127

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Value, end of period
ACADIA Pharmaceuticals, Inc.	$218,826	$21,210	$2,838	$--	$228,715
Actua Corp.	41,096	--	1,498	--	32,920
Alkermes PLC	745,876	18,001	13,821	--	473,385
Alnylam Pharmaceuticals, Inc.	512,375	16,344	10,100	--	359,419
Applied Micro Circuits Corp.	46,056	2,819	1,155	--	43,500
aTyr Pharma, Inc.	5,110	19	89	--	1,948
aTyr Pharma, Inc.	12,502	--	--	--	4,863
bluebird bio, Inc.	205,014	14,531	3,461	--	113,145
Cavium, Inc.	191,120	11,391	17,901	--	--
Chimerix, Inc.	105,837	2,664	608	--	14,987
Chuy's Holdings, Inc.	45,305	--	2,632	--	42,059
Cree, Inc.	184,985	13,676	15,250	--	161,099
Dicerna Pharmaceuticals, Inc.	$14,490	$--	$356	$--	$--
Eleven Biotherapeutics, Inc.	3,828	--	432	--	--
Exelixis, Inc.	83,646	2,945	1,936	--	96,692
Fate Therapeutics, Inc.	7,602	--	116	--	2,699
Homeinns Hotel Group ADR	78,489	--	1,627	--	--
HubSpot, Inc.	67,790	23,750	2,013	--	84,533
Infinera Corp.	290,889	2,991	8,456	--	165,449
Intra-Cellular Therapies, Inc.	128,584	307	2,467	--	91,151
Ionis Pharmaceuticals, Inc.	509,728	10,659	10,593	--	190,476
Kate Spade & Co.	155,897	725	10,413	--	160,518
Lexicon Pharmaceuticals, Inc.	81,561	228	2,108	--	82,181
lululemon athletica, Inc.	453,130	5,032	30,006	--	589,507
Marketo, Inc.	67,012	--	1,401	--	--
Merrimack Pharmaceuticals, Inc.	75,878	401	1,778	--	52,716
Momenta Pharmaceuticals, Inc.	101,247	1,724	1,713	--	67,103
NVIDIA Corp.	1,195,282	17,321	38,847	8,541	1,729,684
PhaseRx, Inc.	--	3,096	--	--	3,443
Presbia PLC	5,504	1,362	158	--	5,630
Prothena Corp. PLC	145,362	9,670	2,982	--	106,802
Regulus Therapeutics, Inc.	33,318	294	682	--	20,010
Restoration Hardware Holdings, Inc.	185,808	2,986	3,021	--	68,220
Rigel Pharmaceuticals, Inc.	16,099	7,479	492	--	20,222
Sage Therapeutics, Inc.	78,768	12,835	2,047	--	61,464
Silicon Laboratories, Inc.	184,882	1,365	4,626	--	166,378
Transition Therapeutics, Inc.	5,321	--	99	--	2,183
Wizz Air Holdings PLC	77,780	9,513	2,348	--	89,784
Total	$6,361,997	$215,338	$200,070	$8,541	$5,332,885

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$7,846,255	$7,259,944	$466,281	$120,030
Consumer Staples	3,313,185	3,284,788	17,569	10,828
Energy	516,098	516,098	--	--
Financials	1,149,674	1,132,117	--	17,557
Health Care	7,034,614	6,682,610	47,493	304,511
Industrials	2,860,598	2,687,811	--	172,787
Information Technology	14,312,393	13,818,723	19,044	474,626
Materials	442,049	442,049	--	--
Telecommunication Services	193,209	193,209	--	--
Corporate Bonds	306	--	--	306
Money Market Funds	883,979	883,979	--	--
Total Investments in Securities:	$38,552,360	$36,901,328	$550,387	$1,100,645

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities
Equities - Information Technology
Beginning Balance	$397,094
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	30,445
Cost of Purchases	47,087
Proceeds of Sales	--
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$474,626
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$30,445
Other Investments in Securities
Beginning Balance	$625,593
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(20,529)
Cost of Purchases	59,998
Proceeds of Sales	(39,043)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$626,019
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$(38,935)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016
Assets
Investment in securities, at value (including securities loaned of $799,789) — See accompanying schedule: Unaffiliated issuers (cost $17,654,494)	$32,335,496
Fidelity Central Funds (cost $883,979)	883,979
Other affiliated issuers (cost $3,724,834)	5,332,885
Total Investments (cost $22,263,307)		$38,552,360
Cash		278
Restricted cash		543
Foreign currency held at value (cost $162)		162
Receivable for investments sold		111,738
Receivable for fund shares sold		17,282
Dividends receivable		27,138
Interest receivable		1
Distributions receivable from Fidelity Central Funds		782
Prepaid expenses		14
Other receivables		1,617
Total assets		38,711,915
Liabilities
Payable for investments purchased	$80,462
Payable for fund shares redeemed	28,233
Accrued management fee	18,178
Other affiliated payables	3,577
Other payables and accrued expenses	2,346
Collateral on securities loaned, at value	810,216
Total liabilities		943,012
Net Assets		$37,768,903
Net Assets consist of:
Paid in capital		$20,300,198
Undistributed net investment income		10,560
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,169,591
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		16,288,554
Net Assets		$37,768,903
Growth Company:
Net Asset Value, offering price and redemption price per share ($22,149,832 ÷ 166,689 shares)		$132.88
Class K:
Net Asset Value, offering price and redemption price per share ($15,619,071 ÷ 117,624 shares)		$132.79

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016
Investment Income
Dividends (including $8,541 earned from other affiliated issuers)		$148,461
Interest		1
Income from Fidelity Central Funds		5,127
Total income		153,589
Expenses
Management fee
Basic fee	$102,546
Performance adjustment	16,628
Transfer agent fees	20,432
Accounting and security lending fees	1,175
Custodian fees and expenses	269
Independent trustees' fees and expenses	83
Registration fees	176
Audit	118
Legal	24
Miscellaneous	168
Total expenses before reductions	141,619
Expense reductions	(261)	141,358
Net investment income (loss)		12,231
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,175,849
Other affiliated issuers	42,294
Foreign currency transactions	(61)
Total net realized gain (loss)		1,218,082
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $487)	(2,787,088)
Assets and liabilities in foreign currencies	43
Total change in net unrealized appreciation (depreciation)		(2,787,045)
Net gain (loss)		(1,568,963)
Net increase (decrease) in net assets resulting from operations		$(1,556,732)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$12,231	$13,855
Net realized gain (loss)	1,218,082	4,437,105
Change in net unrealized appreciation (depreciation)	(2,787,045)	(841,705)
Net increase (decrease) in net assets resulting from operations	(1,556,732)	3,609,255
Distributions to shareholders from net investment income	(13,792)	(57,135)
Distributions to shareholders from net realized gain	(1,582,394)	(1,421,834)
Total distributions	(1,596,186)	(1,478,969)
Share transactions - net increase (decrease)	(178,289)	(3,437,067)
Total increase (decrease) in net assets	(3,331,207)	(1,306,781)
Net Assets
Beginning of period	41,100,110	42,406,891
End of period (including undistributed net investment income of $10,560 and undistributed net investment income of $12,121, respectively)	$37,768,903	$41,100,110

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund

	Six months ended May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$143.47	$136.46	$124.69	$95.80	$85.29	$79.40
Income from Investment Operations
Net investment income (loss)A	.01	(.01)	.15	.29	.15	.09
Net realized and unrealized gain (loss)	(5.09)	11.72	20.49	31.23	13.12	5.80
Total from investment operations	(5.08)	11.71	20.64	31.52	13.27	5.89
Distributions from net investment income	–	(.13)	(.21)	(.19)	(.05)	–B
Distributions from net realized gain	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)	–
Total distributions	(5.51)	(4.70)	(8.87)C	(2.63)	(2.76)	–B
Net asset value, end of period	$132.88	$143.47	$136.46	$124.69	$95.80	$85.29
Total ReturnD,E	(3.69)%	8.90%	17.80%	33.85%	16.24%	7.42%
Ratios to Average Net AssetsF,G
Expenses before reductions	.80%H	.88%	.82%	.83%	.90%	.84%
Expenses net of fee waivers, if any	.80%H	.87%	.82%	.83%	.90%	.84%
Expenses net of all reductions	.80%H	.87%	.82%	.83%	.90%	.84%
Net investment income (loss)	.02%H	(.01)%	.12%	.27%	.16%	.10%
Supplemental Data
Net assets, end of period (in millions)	$22,150	$23,513	$24,165	$22,936	$22,952	$24,665
Portfolio turnover rateI	16%H,J	18%J	12%J	26%	33%	36%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total distributions of $8.87 per share is comprised of distributions from net investment income of $.207 and distributions from net realized gain of $8.666 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 J Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Company Fund Class K

	Six months ended May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$143.42	$136.41	$124.68	$95.82	$85.35	$79.48
Income from Investment Operations
Net investment income (loss)A	.08	.12	.29	.42	.27	.21
Net realized and unrealized gain (loss)	(5.09)	11.72	20.48	31.21	13.10	5.80
Total from investment operations	(5.01)	11.84	20.77	31.63	13.37	6.01
Distributions from net investment income	(.11)	(.26)	(.37)	(.34)	(.19)	(.14)
Distributions from net realized gain	(5.51)	(4.57)	(8.67)	(2.44)	(2.71)	–
Total distributions	(5.62)	(4.83)	(9.04)	(2.77)B	(2.90)	(.14)
Net asset value, end of period	$132.79	$143.42	$136.41	$124.68	$95.82	$85.35
Total ReturnC,D	(3.63)%	9.01%	17.93%	34.02%	16.38%	7.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.70%G	.77%	.71%	.71%	.77%	.70%
Expenses net of fee waivers, if any	.69%G	.77%	.71%	.71%	.77%	.70%
Expenses net of all reductions	.69%G	.77%	.71%	.71%	.77%	.70%
Net investment income (loss)	.13%G	.09%	.24%	.39%	.29%	.24%
Supplemental Data
Net assets, end of period (in millions)	$15,619	$17,587	$18,242	$21,951	$15,454	$10,568
Portfolio turnover rateH	16%G,I	18%I	12%I	26%	33%	36%

 A Calculated based on average shares outstanding during the period.

 B Total distributions of $2.77 per share is comprised of distributions from net investment income of $.336 and distributions from net realized gain of $2.438 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Portfolio turnover rate excludes securities received or delivered in-kind.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Company and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$306	Last transaction price	Transaction price	$100.00	Increase
Equities	$1,100,339	Discounted cash flow	Discount rate	3.5% - 15.0% / 10.1%	Decrease
			Weighted average cost of capital	12.1%	Decrease
			Growth rate	2.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 12.1%	Decrease
			Probability rate	6.3% - 31.7% / 16.9%	Increase
		Entity valuation	Entity valuation	$136.18	Increase
			Income payment	$2.00	Decrease
		Expected distribution	Discount rate	10.0%	Decrease
			Recovery rate	0.0%	Increase
			Liquidation preference	$8.34 - $23.41 / $16.56	Increase
		Last transaction price	Transaction price	$0.00 - $150.00 / $48.13	Increase
			Discount rate	15.0%	Decrease
			Premium rate	15.0%	Increase
			Put premium	72.5%	Increase
		Market comparable	EV/Sales multiple	1.0 - 13.5 / 4.5	Increase
			Discount rate	1.0% - 50.0% / 9.7%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 14.3%	Decrease
			P/E multiple	9.0 - 11.6 / 10.0	Increase
			EV/EBITDA multiple	8.6	Increase
			Liquidation preference	$74.33	Increase
			EV/GP multiple	4.3	Increase
			Premium rate	10.0% - 235.0% / 54.4%	Increase
		Proxy adjustment	Discount for industry performance	19.9% - 47.4% / 22.7%	Decrease
			Premium for industry performance	21.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), redemptions in kind, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$18,078,413
Gross unrealized depreciation	(1,823,382)
Net unrealized appreciation (depreciation) on securities	$16,255,031
Tax cost	$22,297,329

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $152,523 representing 0.4% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, aggregated $3,098,772 and $3,230,345, respectively.

Redemptions In-Kind. During the period, 7,856 shares of the Fund held by unaffiliated entities were redeemed in-kind for cash and investments with a value of $1,028,489. The net realized gain of $611,730 on investments delivered through the in-kind redemption is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .64% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Company. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Company	$16,703.16
Class K	3,729.05
	$20,432

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $90 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $34 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $20,715. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $4,912, including $394 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $113 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $2.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $146.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Growth Company	$–	$22,481
Class K	13,792	34,654
Total	$13,792	$57,135
From net realized gain
Growth Company	$904,788	$808,358
Class K	677,606	613,476
Total	$1,582,394	$1,421,834

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Growth Company
Shares sold	10,272	20,925	$1,307,952	$2,877,874
Reinvestment of distributions	6,196	6,056	857,904	796,034
Shares redeemed	(13,668)	(40,175)(a)	(1,743,716)	(5,503,138)(a)
Net increase (decrease)	2,800	(13,194)	$422,140	$(1,829,230)
Class K
Shares sold	12,352	41,669	$1,581,238	$5,709,393
Reinvestment of distributions	5,003	4,938	691,398	648,130
Shares redeemed	(22,358)(b)	(57,706)(a)	(2,873,065)(b)	(7,965,360)(a)
Net increase (decrease)	(5,003)	(11,099)	$(600,429)	$(1,607,837)

 (a) Amount includes in-kind redemptions.

 (b) Amount includes in-kind redemptions (see Note 4: Redemptions In-Kind)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Mt. Vernon Street Trust and Shareholders of Fidelity Growth Company Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Growth Company Fund (the Fund), a fund of Fidelity Mt. Vernon Street Trust, including the schedule of investments, as of May 31, 2016, and the related statement of operations for the six months then ended, the statement of changes in net assets for the six months ended May 31, 2016 and for the year ended November 30, 2015, and the financial highlights for the six months ended May 31, 2016 and for each of the five years in the period ended November 30, 2015. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of May 31, 2016, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Growth Company Fund as of May 31, 2016, the results of its operations for the six months then ended, the changes in its net assets for the six months ended May 31, 2016 and for the year ended November 30, 2015, and the financial highlights for the six months ended May 31, 2016 and for each of the five years in the period ended November 30, 2015, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts
July 19, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Growth Company	.80%
Actual		$1,000.00	$963.10	$3.93
Hypothetical-C		$1,000.00	$1,021.00	$4.04
Class K	.69%
Actual		$1,000.00	$963.70	$3.39
Hypothetical-C		$1,000.00	$1,021.55	$3.49

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

GCF-SANN-0716
1.704741.118

Fidelity® Growth Strategies Fund Class K Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
O'Reilly Automotive, Inc.	2.5	2.4
Global Payments, Inc.	2.4	1.1
AutoZone, Inc.	2.4	2.0
Equifax, Inc.	2.3	1.5
Electronic Arts, Inc.	2.2	2.3
Intuit, Inc.	2.1	2.3
Total System Services, Inc.	2.1	2.6
TransDigm Group, Inc.	2.0	1.7
McGraw Hill Financial, Inc.	1.8	1.5
Wyndham Worldwide Corp.	1.8	2.0
	21.6

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	23.3
Information Technology	20.9	23.0
Industrials	16.3	15.5
Health Care	13.4	16.2
Financials	12.2	10.4

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 9.4%

As of November 30, 2015*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 12.3%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 2.3%
Delphi Automotive PLC	554,747	$37,701
Visteon Corp.	350,600	26,288
		63,989
Diversified Consumer Services - 2.1%
H&R Block, Inc.	1,377,984	29,434
Service Corp. International	509,600	13,963
ServiceMaster Global Holdings, Inc. (a)	449,375	17,184
		60,581
Hotels, Restaurants & Leisure - 4.9%
Domino's Pizza, Inc.	237,000	28,649
Jack in the Box, Inc.	293,000	24,964
Las Vegas Sands Corp.	757,000	35,004
Wyndham Worldwide Corp.	758,999	51,149
		139,766
Household Durables - 1.2%
Newell Brands, Inc.	740,000	35,291
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	110,000	2,968
TripAdvisor, Inc. (a)	277,000	18,764
		21,732
Media - 1.9%
Charter Communications, Inc. (a)	66,006	14,451
Interpublic Group of Companies, Inc.	712,400	17,026
Starz Series A (a)	792,000	21,384
		52,861
Multiline Retail - 0.6%
Macy's, Inc.	560,000	18,598
Specialty Retail - 7.5%
AutoZone, Inc. (a)	88,900	67,760
GNC Holdings, Inc.	96,000	2,501
L Brands, Inc.	526,000	36,057
O'Reilly Automotive, Inc. (a)	269,000	71,131
Ross Stores, Inc.	640,000	34,176
		211,625
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	803,900	21,762
VF Corp.	270,000	16,826
		38,588

TOTAL CONSUMER DISCRETIONARY		643,031

CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	310,200	28,352
Monster Beverage Corp.	153,000	22,950
		51,302
Food & Staples Retailing - 1.5%
Kroger Co.	1,157,000	41,374
Food Products - 2.8%
Amplify Snack Brands, Inc. (b)	116,852	1,525
Campbell Soup Co.	272,000	16,475
Mead Johnson Nutrition Co. Class A	253,000	20,817
The Hershey Co.	433,100	40,213
		79,030
Personal Products - 1.3%
Coty, Inc. Class A (b)	711,000	18,728
Estee Lauder Companies, Inc. Class A	205,300	18,842
		37,570
Tobacco - 0.9%
Reynolds American, Inc.	544,000	27,037

TOTAL CONSUMER STAPLES		236,313

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Tesoro Corp.	165,900	12,953
FINANCIALS - 12.2%
Banks - 0.9%
Investors Bancorp, Inc.	2,048,300	24,518
Capital Markets - 0.3%
Ameriprise Financial, Inc.	81,000	8,235
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)(b)	54,000	10,116
OneMain Holdings, Inc. (a)	366,100	11,444
		21,560
Diversified Financial Services - 4.5%
Broadcom Ltd.	265,645	41,005
Cotiviti Holdings, Inc.	35,900	656
McGraw Hill Financial, Inc.	462,000	51,656
Moody's Corp.	349,000	34,425
		127,742
Insurance - 3.5%
AmTrust Financial Services, Inc.	839,000	22,250
Aon PLC	433,800	47,401
Arch Capital Group Ltd. (a)	188,000	13,660
Progressive Corp.	500,000	16,650
		99,961
Real Estate Investment Trusts - 1.4%
Equity Lifestyle Properties, Inc.	85,457	6,264
Extra Space Storage, Inc.	375,000	34,864
		41,128
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	720,000	21,492

TOTAL FINANCIALS		344,636

HEALTH CARE - 13.4%
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corp. (a)	468,000	46,098
ResMed, Inc.	240,400	14,198
		60,296
Health Care Providers & Services - 8.6%
Aetna, Inc.	290,000	32,837
AmerisourceBergen Corp.	570,000	42,739
Cardinal Health, Inc.	298,000	23,527
Cigna Corp.	163,200	20,908
DaVita HealthCare Partners, Inc. (a)	330,000	25,516
HCA Holdings, Inc. (a)	319,000	24,888
Henry Schein, Inc. (a)	62,000	10,771
Laboratory Corp. of America Holdings (a)	56,970	7,289
MEDNAX, Inc. (a)	496,845	34,009
Universal Health Services, Inc. Class B	149,000	20,094
		242,578
Life Sciences Tools & Services - 0.8%
Mettler-Toledo International, Inc. (a)	64,500	24,208
Pharmaceuticals - 1.9%
Endo International PLC (a)	498,000	7,873
Jazz Pharmaceuticals PLC (a)	205,400	31,130
Mylan N.V.	320,000	13,869
		52,872

TOTAL HEALTH CARE		379,954

INDUSTRIALS - 16.3%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	193,800	29,731
TransDigm Group, Inc. (a)	220,000	57,979
		87,710
Airlines - 3.5%
Alaska Air Group, Inc.	575,000	38,180
JetBlue Airways Corp. (a)	1,001,000	17,948
Southwest Airlines Co.	899,800	38,224
United Continental Holdings, Inc. (a)	102,800	4,635
		98,987
Commercial Services & Supplies - 1.4%
Deluxe Corp.	340,770	22,194
KAR Auction Services, Inc.	390,000	16,006
		38,200
Electrical Equipment - 0.8%
AMETEK, Inc.	480,000	22,954
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	224,000	38,322
Machinery - 2.5%
IDEX Corp.	240,800	20,068
Toro Co.	215,000	19,202
Wabtec Corp.	412,000	31,881
		71,151
Professional Services - 3.1%
Equifax, Inc.	510,000	64,122
Verisk Analytics, Inc. (a)	299,000	23,738
		87,860
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc. (b)	67,900	15,505

TOTAL INDUSTRIALS		460,689

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	241,000	26,558
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	522,300	30,669
Internet Software & Services - 1.4%
VeriSign, Inc. (a)(b)	457,790	39,123
IT Services - 9.3%
Amdocs Ltd.	354,000	20,528
Broadridge Financial Solutions, Inc.	507,000	32,544
CoreLogic, Inc. (a)	141,100	5,259
Fiserv, Inc. (a)	446,800	47,061
FleetCor Technologies, Inc. (a)	133,800	19,921
Genpact Ltd. (a)	317,000	8,936
Global Payments, Inc.	879,000	68,290
Total System Services, Inc.	1,123,000	60,305
		262,844
Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	276,700	22,914
NXP Semiconductors NV (a)	138,700	13,106
Skyworks Solutions, Inc.	506,000	33,781
		69,801
Software - 5.8%
Adobe Systems, Inc. (a)	106,000	10,544
Check Point Software Technologies Ltd. (a)	351,000	29,824
Electronic Arts, Inc. (a)	831,000	63,779
Intuit, Inc.	566,000	60,370
		164,517

TOTAL INFORMATION TECHNOLOGY		593,512

MATERIALS - 4.0%
Chemicals - 3.1%
Eastman Chemical Co.	211,000	15,479
Sherwin-Williams Co.	141,500	41,189
The Scotts Miracle-Gro Co. Class A	230,307	16,006
Valspar Corp.	136,990	14,839
		87,513
Containers & Packaging - 0.9%
Ball Corp.	340,000	24,582

TOTAL MATERIALS		112,095

TOTAL COMMON STOCKS
(Cost $2,530,998)		2,783,183

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (c)	52,160,643	52,161
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	33,095,890	33,096
TOTAL MONEY MARKET FUNDS
(Cost $85,257)		85,257
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $2,616,255)		2,868,440
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(35,698)
NET ASSETS - 100%		$2,832,742

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$65
Fidelity Securities Lending Cash Central Fund	1,037
Total	$1,102

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,476) — See accompanying schedule: Unaffiliated issuers (cost $2,530,998)	$2,783,183
Fidelity Central Funds (cost $85,257)	85,257
Total Investments (cost $2,616,255)		$2,868,440
Receivable for investments sold		22,168
Receivable for fund shares sold		1,043
Dividends receivable		2,990
Distributions receivable from Fidelity Central Funds		148
Prepaid expenses		1
Other receivables		82
Total assets		2,894,872
Liabilities
Payable for investments purchased	$20,989
Payable for fund shares redeemed	5,782
Accrued management fee	1,662
Other affiliated payables	489
Other payables and accrued expenses	112
Collateral on securities loaned, at value	33,096
Total liabilities		62,130
Net Assets		$2,832,742
Net Assets consist of:
Paid in capital		$2,933,626
Undistributed net investment income		4,478
Accumulated undistributed net realized gain (loss) on investments		(357,547)
Net unrealized appreciation (depreciation) on investments		252,185
Net Assets		$2,832,742
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,226,341 ÷ 66,666 shares)		$33.40
Class K:
Net Asset Value, offering price and redemption price per share ($606,401 ÷ 18,029 shares)		$33.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$6,341
Special dividends		12,934
Income from Fidelity Central Funds (including $1,037 from security lending)		1,102
Total income		20,377
Expenses
Management fee
Basic fee	$8,875
Performance adjustment	1,951
Transfer agent fees	2,528
Accounting and security lending fees	443
Custodian fees and expenses	38
Independent trustees' fees and expenses	7
Registration fees	54
Audit	32
Legal	7
Miscellaneous	13
Total expenses before reductions	13,948
Expense reductions	(32)	13,916
Net investment income (loss)		6,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,125
Total net realized gain (loss)		204,125
Change in net unrealized appreciation (depreciation) on investment securities		(260,341)
Net gain (loss)		(56,216)
Net increase (decrease) in net assets resulting from operations		$(49,755)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,461	$4,820
Net realized gain (loss)	204,125	118,840
Change in net unrealized appreciation (depreciation)	(260,341)	15,704
Net increase (decrease) in net assets resulting from operations	(49,755)	139,364
Distributions to shareholders from net investment income	(5,195)	(7,023)
Distributions to shareholders from net realized gain	–	(561)
Total distributions	(5,195)	(7,584)
Share transactions - net increase (decrease)	(345,510)	880,713
Redemption fees	123	404
Total increase (decrease) in net assets	(400,337)	1,012,897
Net Assets
Beginning of period	3,233,079	2,220,182
End of period (including undistributed net investment income of $4,478 and undistributed net investment income of $3,212, respectively)	$2,832,742	$3,233,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.91	$32.44	$27.66	$20.56	$19.05	$18.99
Income from Investment Operations
Net investment income (loss)A	.06B	.04	.11	.09	.02C	(.04)
Net realized and unrealized gain (loss)	(.53)	1.53	4.72	7.10	1.49	.10
Total from investment operations	(.47)	1.57	4.83	7.19	1.51	.06
Distributions from net investment income	(.04)	(.09)	(.05)	(.07)D	–	–
Distributions from net realized gain	–	(.01)	–	(.02)D	–	–
Total distributions	(.04)	(.10)	(.05)	(.09)	–	–
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$33.40	$33.91	$32.44	$27.66	$20.56	$19.05
Total ReturnF,G	(1.37)%	4.86%	17.50%	35.13%	7.93%	.32%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	.91%	.72%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.97%J	.91%	.72%	.71%	.73%	.79%
Expenses net of all reductions	.97%J	.91%	.72%	.69%	.72%	.77%
Net investment income (loss)	.40%B,J	.13%	.37%	.39%	.09%C	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$2,226	$2,535	$1,835	$1,640	$1,385	$1,597
Portfolio turnover rateK	50%J	40%	58%	87%	165%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.47)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.17	$32.70	$27.88	$20.74	$19.17	$19.06
Income from Investment Operations
Net investment income (loss)A	.09B	.10	.17	.15	.07C	.01
Net realized and unrealized gain (loss)	(.53)	1.52	4.76	7.14	1.50	.10
Total from investment operations	(.44)	1.62	4.93	7.29	1.57	.11
Distributions from net investment income	(.10)	(.15)	(.11)	(.13)D	–	–
Distributions from net realized gain	–	(.01)	–	(.02)D	–	–
Total distributions	(.10)	(.15)E	(.11)	(.15)	–	–
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$33.63	$34.17	$32.70	$27.88	$20.74	$19.17
Total ReturnG,H	(1.30)%	5.00%	17.75%	35.42%	8.19%	.58%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.76%	.53%	.48%	.48%	.54%
Expenses net of fee waivers, if any	.82%K	.76%	.53%	.48%	.48%	.54%
Expenses net of all reductions	.81%K	.76%	.53%	.46%	.47%	.53%
Net investment income (loss)	.56%B,K	.28%	.56%	.62%	.34%C	.03%
Supplemental Data
Net assets, end of period (in millions)	$606	$699	$385	$342	$274	$220
Portfolio turnover rateL	50%K	40%	58%	87%	165%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$416,114
Gross unrealized depreciation	(163,935)
Net unrealized appreciation (depreciation) on securities	$252,179
Tax cost	$2,616,261

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(432,470)
2017	(129,992)
Total capital loss carryforward	$(562,462)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,504 and $1,084,721, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,373.21
Class K	155.05
	$2,528

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. Interest is charged to the Fund based on its borrowing at a rate equal to .75% plus the higher of the Federal Funds Rate or one-month LIBOR. The Fund's average daily loan balance during the period for which loans were outstanding amounted to $5,000. The weighted average interest rate and interest expense was 1.037% and less than five hundred dollars, respectively. At period end, there were no loans outstanding.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,037, including $9 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Growth Strategies	$3,237	$5,313
Class K	1,958	1,710
Total	$5,195	$7,023
From net realized gain
Growth Strategies	$–	$467
Class K	–	94
Total	$–	$561

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Growth Strategies
Shares sold	4,935	28,968	$159,630	$964,524
Reinvestment of distributions	94	179	3,102	5,600
Shares redeemed	(13,113)	(10,968)	(427,625)	(368,991)
Net increase (decrease)	(8,084)	18,179	$(264,893)	$601,133
Class K
Shares sold	2,249	12,315	$72,476	$404,341
Reinvestment of distributions	59	57	1,958	1,804
Shares redeemed	(4,720)	(3,697)	(155,051)	(126,565)
Net increase (decrease)	(2,412)	8,675	$(80,617)	$279,580

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Growth Strategies	.97%
Actual		$1,000.00	$986.30	$4.82
Hypothetical-C		$1,000.00	$1,020.15	$4.90
Class K	.82%
Actual		$1,000.00	$987.00	$4.07
Hypothetical-C		$1,000.00	$1,020.90	$4.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

FEG-K-SANN-0716
1.863032.107

Fidelity® Growth Strategies Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
O'Reilly Automotive, Inc.	2.5	2.4
Global Payments, Inc.	2.4	1.1
AutoZone, Inc.	2.4	2.0
Equifax, Inc.	2.3	1.5
Electronic Arts, Inc.	2.2	2.3
Intuit, Inc.	2.1	2.3
Total System Services, Inc.	2.1	2.6
TransDigm Group, Inc.	2.0	1.7
McGraw Hill Financial, Inc.	1.8	1.5
Wyndham Worldwide Corp.	1.8	2.0
	21.6

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	22.7	23.3
Information Technology	20.9	23.0
Industrials	16.3	15.5
Health Care	13.4	16.2
Financials	12.2	10.4

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	98.3%
Short-Term Investments and Net Other Assets (Liabilities)	1.7%

 * Foreign investments - 9.4%

As of November 30, 2015*
Stocks	99.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.7%

 * Foreign investments - 12.3%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 22.7%
Auto Components - 2.3%
Delphi Automotive PLC	554,747	$37,701
Visteon Corp.	350,600	26,288
		63,989
Diversified Consumer Services - 2.1%
H&R Block, Inc.	1,377,984	29,434
Service Corp. International	509,600	13,963
ServiceMaster Global Holdings, Inc. (a)	449,375	17,184
		60,581
Hotels, Restaurants & Leisure - 4.9%
Domino's Pizza, Inc.	237,000	28,649
Jack in the Box, Inc.	293,000	24,964
Las Vegas Sands Corp.	757,000	35,004
Wyndham Worldwide Corp.	758,999	51,149
		139,766
Household Durables - 1.2%
Newell Brands, Inc.	740,000	35,291
Internet & Catalog Retail - 0.8%
Liberty Interactive Corp. QVC Group Series A (a)	110,000	2,968
TripAdvisor, Inc. (a)	277,000	18,764
		21,732
Media - 1.9%
Charter Communications, Inc. (a)	66,006	14,451
Interpublic Group of Companies, Inc.	712,400	17,026
Starz Series A (a)	792,000	21,384
		52,861
Multiline Retail - 0.6%
Macy's, Inc.	560,000	18,598
Specialty Retail - 7.5%
AutoZone, Inc. (a)	88,900	67,760
GNC Holdings, Inc.	96,000	2,501
L Brands, Inc.	526,000	36,057
O'Reilly Automotive, Inc. (a)	269,000	71,131
Ross Stores, Inc.	640,000	34,176
		211,625
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	803,900	21,762
VF Corp.	270,000	16,826
		38,588

TOTAL CONSUMER DISCRETIONARY		643,031

CONSUMER STAPLES - 8.3%
Beverages - 1.8%
Dr. Pepper Snapple Group, Inc.	310,200	28,352
Monster Beverage Corp.	153,000	22,950
		51,302
Food & Staples Retailing - 1.5%
Kroger Co.	1,157,000	41,374
Food Products - 2.8%
Amplify Snack Brands, Inc. (b)	116,852	1,525
Campbell Soup Co.	272,000	16,475
Mead Johnson Nutrition Co. Class A	253,000	20,817
The Hershey Co.	433,100	40,213
		79,030
Personal Products - 1.3%
Coty, Inc. Class A (b)	711,000	18,728
Estee Lauder Companies, Inc. Class A	205,300	18,842
		37,570
Tobacco - 0.9%
Reynolds American, Inc.	544,000	27,037

TOTAL CONSUMER STAPLES		236,313

ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Tesoro Corp.	165,900	12,953
FINANCIALS - 12.2%
Banks - 0.9%
Investors Bancorp, Inc.	2,048,300	24,518
Capital Markets - 0.3%
Ameriprise Financial, Inc.	81,000	8,235
Consumer Finance - 0.8%
Credit Acceptance Corp. (a)(b)	54,000	10,116
OneMain Holdings, Inc. (a)	366,100	11,444
		21,560
Diversified Financial Services - 4.5%
Broadcom Ltd.	265,645	41,005
Cotiviti Holdings, Inc.	35,900	656
McGraw Hill Financial, Inc.	462,000	51,656
Moody's Corp.	349,000	34,425
		127,742
Insurance - 3.5%
AmTrust Financial Services, Inc.	839,000	22,250
Aon PLC	433,800	47,401
Arch Capital Group Ltd. (a)	188,000	13,660
Progressive Corp.	500,000	16,650
		99,961
Real Estate Investment Trusts - 1.4%
Equity Lifestyle Properties, Inc.	85,457	6,264
Extra Space Storage, Inc.	375,000	34,864
		41,128
Real Estate Management & Development - 0.8%
CBRE Group, Inc. (a)	720,000	21,492

TOTAL FINANCIALS		344,636

HEALTH CARE - 13.4%
Health Care Equipment & Supplies - 2.1%
Edwards Lifesciences Corp. (a)	468,000	46,098
ResMed, Inc.	240,400	14,198
		60,296
Health Care Providers & Services - 8.6%
Aetna, Inc.	290,000	32,837
AmerisourceBergen Corp.	570,000	42,739
Cardinal Health, Inc.	298,000	23,527
Cigna Corp.	163,200	20,908
DaVita HealthCare Partners, Inc. (a)	330,000	25,516
HCA Holdings, Inc. (a)	319,000	24,888
Henry Schein, Inc. (a)	62,000	10,771
Laboratory Corp. of America Holdings (a)	56,970	7,289
MEDNAX, Inc. (a)	496,845	34,009
Universal Health Services, Inc. Class B	149,000	20,094
		242,578
Life Sciences Tools & Services - 0.8%
Mettler-Toledo International, Inc. (a)	64,500	24,208
Pharmaceuticals - 1.9%
Endo International PLC (a)	498,000	7,873
Jazz Pharmaceuticals PLC (a)	205,400	31,130
Mylan N.V.	320,000	13,869
		52,872

TOTAL HEALTH CARE		379,954

INDUSTRIALS - 16.3%
Aerospace & Defense - 3.1%
Huntington Ingalls Industries, Inc.	193,800	29,731
TransDigm Group, Inc. (a)	220,000	57,979
		87,710
Airlines - 3.5%
Alaska Air Group, Inc.	575,000	38,180
JetBlue Airways Corp. (a)	1,001,000	17,948
Southwest Airlines Co.	899,800	38,224
United Continental Holdings, Inc. (a)	102,800	4,635
		98,987
Commercial Services & Supplies - 1.4%
Deluxe Corp.	340,770	22,194
KAR Auction Services, Inc.	390,000	16,006
		38,200
Electrical Equipment - 0.8%
AMETEK, Inc.	480,000	22,954
Industrial Conglomerates - 1.4%
Roper Technologies, Inc.	224,000	38,322
Machinery - 2.5%
IDEX Corp.	240,800	20,068
Toro Co.	215,000	19,202
Wabtec Corp.	412,000	31,881
		71,151
Professional Services - 3.1%
Equifax, Inc.	510,000	64,122
Verisk Analytics, Inc. (a)	299,000	23,738
		87,860
Trading Companies & Distributors - 0.5%
W.W. Grainger, Inc. (b)	67,900	15,505

TOTAL INDUSTRIALS		460,689

INFORMATION TECHNOLOGY - 20.9%
Communications Equipment - 0.9%
F5 Networks, Inc. (a)	241,000	26,558
Electronic Equipment & Components - 1.1%
Amphenol Corp. Class A	522,300	30,669
Internet Software & Services - 1.4%
VeriSign, Inc. (a)(b)	457,790	39,123
IT Services - 9.3%
Amdocs Ltd.	354,000	20,528
Broadridge Financial Solutions, Inc.	507,000	32,544
CoreLogic, Inc. (a)	141,100	5,259
Fiserv, Inc. (a)	446,800	47,061
FleetCor Technologies, Inc. (a)	133,800	19,921
Genpact Ltd. (a)	317,000	8,936
Global Payments, Inc.	879,000	68,290
Total System Services, Inc.	1,123,000	60,305
		262,844
Semiconductors & Semiconductor Equipment - 2.4%
Lam Research Corp.	276,700	22,914
NXP Semiconductors NV (a)	138,700	13,106
Skyworks Solutions, Inc.	506,000	33,781
		69,801
Software - 5.8%
Adobe Systems, Inc. (a)	106,000	10,544
Check Point Software Technologies Ltd. (a)	351,000	29,824
Electronic Arts, Inc. (a)	831,000	63,779
Intuit, Inc.	566,000	60,370
		164,517

TOTAL INFORMATION TECHNOLOGY		593,512

MATERIALS - 4.0%
Chemicals - 3.1%
Eastman Chemical Co.	211,000	15,479
Sherwin-Williams Co.	141,500	41,189
The Scotts Miracle-Gro Co. Class A	230,307	16,006
Valspar Corp.	136,990	14,839
		87,513
Containers & Packaging - 0.9%
Ball Corp.	340,000	24,582

TOTAL MATERIALS		112,095

TOTAL COMMON STOCKS
(Cost $2,530,998)		2,783,183

Money Market Funds - 3.0%
Fidelity Cash Central Fund, 0.40% (c)	52,160,643	52,161
Fidelity Securities Lending Cash Central Fund, 0.44% (c)(d)	33,095,890	33,096
TOTAL MONEY MARKET FUNDS
(Cost $85,257)		85,257
TOTAL INVESTMENT PORTFOLIO - 101.3%
(Cost $2,616,255)		2,868,440
NET OTHER ASSETS (LIABILITIES) - (1.3)%		(35,698)
NET ASSETS - 100%		$2,832,742

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$65
Fidelity Securities Lending Cash Central Fund	1,037
Total	$1,102

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $32,476) — See accompanying schedule: Unaffiliated issuers (cost $2,530,998)	$2,783,183
Fidelity Central Funds (cost $85,257)	85,257
Total Investments (cost $2,616,255)		$2,868,440
Receivable for investments sold		22,168
Receivable for fund shares sold		1,043
Dividends receivable		2,990
Distributions receivable from Fidelity Central Funds		148
Prepaid expenses		1
Other receivables		82
Total assets		2,894,872
Liabilities
Payable for investments purchased	$20,989
Payable for fund shares redeemed	5,782
Accrued management fee	1,662
Other affiliated payables	489
Other payables and accrued expenses	112
Collateral on securities loaned, at value	33,096
Total liabilities		62,130
Net Assets		$2,832,742
Net Assets consist of:
Paid in capital		$2,933,626
Undistributed net investment income		4,478
Accumulated undistributed net realized gain (loss) on investments		(357,547)
Net unrealized appreciation (depreciation) on investments		252,185
Net Assets		$2,832,742
Growth Strategies:
Net Asset Value, offering price and redemption price per share ($2,226,341 ÷ 66,666 shares)		$33.40
Class K:
Net Asset Value, offering price and redemption price per share ($606,401 ÷ 18,029 shares)		$33.63

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$6,341
Special dividends		12,934
Income from Fidelity Central Funds (including $1,037 from security lending)		1,102
Total income		20,377
Expenses
Management fee
Basic fee	$8,875
Performance adjustment	1,951
Transfer agent fees	2,528
Accounting and security lending fees	443
Custodian fees and expenses	38
Independent trustees' fees and expenses	7
Registration fees	54
Audit	32
Legal	7
Miscellaneous	13
Total expenses before reductions	13,948
Expense reductions	(32)	13,916
Net investment income (loss)		6,461
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	204,125
Total net realized gain (loss)		204,125
Change in net unrealized appreciation (depreciation) on investment securities		(260,341)
Net gain (loss)		(56,216)
Net increase (decrease) in net assets resulting from operations		$(49,755)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$6,461	$4,820
Net realized gain (loss)	204,125	118,840
Change in net unrealized appreciation (depreciation)	(260,341)	15,704
Net increase (decrease) in net assets resulting from operations	(49,755)	139,364
Distributions to shareholders from net investment income	(5,195)	(7,023)
Distributions to shareholders from net realized gain	–	(561)
Total distributions	(5,195)	(7,584)
Share transactions - net increase (decrease)	(345,510)	880,713
Redemption fees	123	404
Total increase (decrease) in net assets	(400,337)	1,012,897
Net Assets
Beginning of period	3,233,079	2,220,182
End of period (including undistributed net investment income of $4,478 and undistributed net investment income of $3,212, respectively)	$2,832,742	$3,233,079

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$33.91	$32.44	$27.66	$20.56	$19.05	$18.99
Income from Investment Operations
Net investment income (loss)A	.06B	.04	.11	.09	.02C	(.04)
Net realized and unrealized gain (loss)	(.53)	1.53	4.72	7.10	1.49	.10
Total from investment operations	(.47)	1.57	4.83	7.19	1.51	.06
Distributions from net investment income	(.04)	(.09)	(.05)	(.07)D	–	–
Distributions from net realized gain	–	(.01)	–	(.02)D	–	–
Total distributions	(.04)	(.10)	(.05)	(.09)	–	–
Redemption fees added to paid in capitalA,E	–	–	–	–	–	–
Net asset value, end of period	$33.40	$33.91	$32.44	$27.66	$20.56	$19.05
Total ReturnF,G	(1.37)%	4.86%	17.50%	35.13%	7.93%	.32%
Ratios to Average Net AssetsH,I
Expenses before reductions	.98%J	.91%	.72%	.71%	.73%	.79%
Expenses net of fee waivers, if any	.97%J	.91%	.72%	.71%	.73%	.79%
Expenses net of all reductions	.97%J	.91%	.72%	.69%	.72%	.77%
Net investment income (loss)	.40%B,J	.13%	.37%	.39%	.09%C	(.21)%
Supplemental Data
Net assets, end of period (in millions)	$2,226	$2,535	$1,835	$1,640	$1,385	$1,597
Portfolio turnover rateK	50%J	40%	58%	87%	165%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.47)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .00%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Growth Strategies Fund Class K

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$34.17	$32.70	$27.88	$20.74	$19.17	$19.06
Income from Investment Operations
Net investment income (loss)A	.09B	.10	.17	.15	.07C	.01
Net realized and unrealized gain (loss)	(.53)	1.52	4.76	7.14	1.50	.10
Total from investment operations	(.44)	1.62	4.93	7.29	1.57	.11
Distributions from net investment income	(.10)	(.15)	(.11)	(.13)D	–	–
Distributions from net realized gain	–	(.01)	–	(.02)D	–	–
Total distributions	(.10)	(.15)E	(.11)	(.15)	–	–
Redemption fees added to paid in capitalA,F	–	–	–	–	–	–
Net asset value, end of period	$33.63	$34.17	$32.70	$27.88	$20.74	$19.17
Total ReturnG,H	(1.30)%	5.00%	17.75%	35.42%	8.19%	.58%
Ratios to Average Net AssetsI,J
Expenses before reductions	.82%K	.76%	.53%	.48%	.48%	.54%
Expenses net of fee waivers, if any	.82%K	.76%	.53%	.48%	.48%	.54%
Expenses net of all reductions	.81%K	.76%	.53%	.46%	.47%	.53%
Net investment income (loss)	.56%B,K	.28%	.56%	.62%	.34%C	.03%
Supplemental Data
Net assets, end of period (in millions)	$606	$699	$385	$342	$274	$220
Portfolio turnover rateL	50%K	40%	58%	87%	165%	165%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.31)%.

 C Net Investment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .25%.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total distributions of $.15 per share is comprised of distributions from net investment income of $.145 and distributions from net realized gain of $.008 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity Growth Strategies Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Growth Strategies and Class K shares, each of which, has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Large, non-recurring dividends recognized by the Fund are presented separately on the Statement of Operations as "Special Dividends" and the impact of these dividends is presented in the Financial Highlights. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$416,114
Gross unrealized depreciation	(163,935)
Net unrealized appreciation (depreciation) on securities	$252,179
Tax cost	$2,616,261

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(432,470)
2017	(129,992)
Total capital loss carryforward	$(562,462)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $730,504 and $1,084,721, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Growth Strategies as compared to its benchmark index, the Russell Midcap Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .73% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Growth Strategies. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Growth Strategies	$2,373.21
Class K	155.05
	$2,528

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $36 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $1.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. Interest is charged to the Fund based on its borrowing at a rate equal to .75% plus the higher of the Federal Funds Rate or one-month LIBOR. The Fund's average daily loan balance during the period for which loans were outstanding amounted to $5,000. The weighted average interest rate and interest expense was 1.037% and less than five hundred dollars, respectively. At period end, there were no loans outstanding.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,037, including $9 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $20 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $12.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Growth Strategies	$3,237	$5,313
Class K	1,958	1,710
Total	$5,195	$7,023
From net realized gain
Growth Strategies	$–	$467
Class K	–	94
Total	$–	$561

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Growth Strategies
Shares sold	4,935	28,968	$159,630	$964,524
Reinvestment of distributions	94	179	3,102	5,600
Shares redeemed	(13,113)	(10,968)	(427,625)	(368,991)
Net increase (decrease)	(8,084)	18,179	$(264,893)	$601,133
Class K
Shares sold	2,249	12,315	$72,476	$404,341
Reinvestment of distributions	59	57	1,958	1,804
Shares redeemed	(4,720)	(3,697)	(155,051)	(126,565)
Net increase (decrease)	(2,412)	8,675	$(80,617)	$279,580

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 11% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Growth Strategies	.97%
Actual		$1,000.00	$986.30	$4.82
Hypothetical-C		$1,000.00	$1,020.15	$4.90
Class K	.82%
Actual		$1,000.00	$987.00	$4.07
Hypothetical-C		$1,000.00	$1,020.90	$4.14

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

FEG-SANN-0716
1.704532.118

Fidelity® New Millennium Fund® Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Chevron Corp.	3.0	2.9
Cisco Systems, Inc.	2.2	1.8
Facebook, Inc. Class A	2.1	2.2
Verizon Communications, Inc.	1.8	1.6
Bank of America Corp.	1.8	2.0
The Williams Companies, Inc.	1.7	0.0
Visa, Inc. Class A	1.6	1.6
Eurofins Scientific SA	1.5	1.3
Schlumberger Ltd.	1.5	1.3
Amgen, Inc.	1.5	1.3
	18.7

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Financials	18.2	19.6
Energy	17.5	13.1
Information Technology	17.4	17.2
Consumer Discretionary	12.9	14.2
Industrials	9.8	13.2

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	98.7%
Bonds	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 16.9%

As of November 30, 2015*
Stocks	98.6%
Bonds	0.2%
Short-Term Investments and Net Other Assets (Liabilities)	1.2%

 * Foreign investments - 15.0%

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 1.4%
Johnson Controls, Inc.	395,300	$17,452
Magna International, Inc. Class A (sub. vtg.)	274,500	11,147
Tenneco, Inc. (a)	244,900	13,156
		41,755
Automobiles - 1.3%
General Motors Co.	327,800	10,254
Tesla Motors, Inc. (a)	135,600	30,270
		40,524
Distributors - 0.8%
Pool Corp.	260,800	23,881
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	886,900	29,525
Domino's Pizza, Inc.	55,700	6,733
Marriott International, Inc. Class A (b)	248,300	16,398
Noodles & Co. (a)(b)	1,142,458	10,716
Whitbread PLC	375,820	22,927
		86,299
Household Durables - 1.2%
D.R. Horton, Inc.	747,800	22,853
Toll Brothers, Inc. (a)	474,813	13,841
		36,694
Internet & Catalog Retail - 1.0%
Etsy, Inc. (a)	287,293	2,657
Priceline Group, Inc. (a)	16,000	20,229
Rakuten, Inc.	639,000	6,796
		29,682
Leisure Products - 0.3%
New Academy Holding Co. LLC unit (a)(c)(d)	66,000	9,066
Media - 0.5%
ITV PLC	2,396,000	7,435
Naspers Ltd. Class N	55,200	8,122
		15,557
Multiline Retail - 0.5%
Target Corp.	202,000	13,894
Specialty Retail - 1.7%
Citi Trends, Inc.	482,366	7,501
Tiffany & Co., Inc.	224,700	13,922
TJX Companies, Inc.	406,700	30,958
		52,381
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA (b)	822,600	16,228
Hermes International SCA	29,000	10,485
		26,713

TOTAL CONSUMER DISCRETIONARY		376,446

CONSUMER STAPLES - 4.4%
Beverages - 0.5%
Constellation Brands, Inc. Class A (sub. vtg.)	94,800	14,519
Food & Staples Retailing - 0.8%
Kroger Co.	416,700	14,901
Tesco PLC (a)	3,720,800	8,859
		23,760
Food Products - 3.1%
Amira Nature Foods Ltd. (a)(b)	1,082,352	7,652
Associated British Foods PLC	386,800	16,493
General Mills, Inc.	491,200	30,838
Greencore Group PLC	1,409,000	7,034
Mead Johnson Nutrition Co. Class A	192,700	15,855
Premium Brands Holdings Corp.	139,150	5,594
The Hershey Co.	121,131	11,247
		94,713

TOTAL CONSUMER STAPLES		132,992

ENERGY - 17.4%
Energy Equipment & Services - 3.3%
FMC Technologies, Inc. (a)	325,600	8,866
Helmerich & Payne, Inc. (b)	369,400	22,589
Oceaneering International, Inc.	585,052	19,342
Odfjell Drilling A/S (a)	5,159,700	2,899
Schlumberger Ltd.	577,700	44,079
		97,775
Oil, Gas & Consumable Fuels - 14.1%
Anadarko Petroleum Corp.	474,800	24,623
Antero Resources Corp. (a)(b)	853,500	24,777
Cabot Oil & Gas Corp.	711,100	17,045
Chevron Corp.	894,300	90,330
Cimarex Energy Co.	126,300	14,686
ConocoPhillips Co.	899,200	39,376
Denbury Resources, Inc.	2,486,300	9,970
Diamondback Energy, Inc.	160,500	14,597
Energy Transfer Equity LP	1,910,301	24,146
EOG Resources, Inc.	330,400	26,881
GasLog Ltd. (b)	1,125,541	14,013
Golar LNG Ltd. (b)	524,500	9,126
Legacy Reserves LP	771,300	1,859
Southwestern Energy Co. (a)(b)	363,300	4,966
Suncor Energy, Inc.	621,500	17,166
The Williams Companies, Inc.	2,251,900	49,902
Whiting Petroleum Corp. (a)	479,700	5,924
Williams Partners LP	1,059,900	33,832
		423,219

TOTAL ENERGY		520,994

FINANCIALS - 18.2%
Banks - 7.3%
Bank of America Corp.	3,640,000	53,836
First Republic Bank	317,100	22,961
PNC Financial Services Group, Inc.	414,400	37,188
Regions Financial Corp.	2,979,315	29,287
SunTrust Banks, Inc.	769,212	33,707
U.S. Bancorp	969,900	41,531
		218,510
Capital Markets - 2.5%
Apollo Investment Corp.	1,072,083	5,607
BlackRock, Inc. Class A	62,100	22,595
Franklin Resources, Inc.	267,000	9,972
KKR & Co. LP	1,247,804	16,858
Morgan Stanley	760,200	20,807
		75,839
Consumer Finance - 0.6%
Capital One Financial Corp.	251,400	18,413
Diversified Financial Services - 0.6%
Broadcom Ltd.	104,000	16,053
Insurance - 4.9%
AIA Group Ltd.	3,967,000	23,202
American International Group, Inc.	705,000	40,805
Arch Capital Group Ltd. (a)	308,200	22,394
Chubb Ltd.	309,709	39,212
First American Financial Corp.	559,800	21,407
		147,020
Real Estate Investment Trusts - 0.3%
Parkway Properties, Inc.	553,100	9,652
Real Estate Management & Development - 0.5%
Realogy Holdings Corp. (a)	414,300	13,589
Thrifts & Mortgage Finance - 1.5%
Housing Development Finance Corp. Ltd.	425,968	7,840
MGIC Investment Corp. (a)	1,967,300	13,869
Radian Group, Inc.	1,919,923	23,826
		45,535

TOTAL FINANCIALS		544,611

HEALTH CARE - 9.3%
Biotechnology - 1.5%
Amgen, Inc.	274,380	43,338
Health Care Equipment & Supplies - 2.6%
Align Technology, Inc. (a)	96,683	7,622
Boston Scientific Corp. (a)	1,679,800	38,148
HeartWare International, Inc. (a)	222,050	6,528
Teleflex, Inc.	55,800	8,989
The Cooper Companies, Inc.	106,441	17,330
		78,617
Health Care Providers & Services - 2.2%
Amplifon SpA (b)	1,645,850	16,115
Capital Senior Living Corp. (a)	558,100	10,208
Corvel Corp. (a)	149,400	7,192
UnitedHealth Group, Inc.	91,100	12,177
Universal Health Services, Inc. Class B	154,000	20,768
		66,460
Health Care Technology - 0.7%
HealthStream, Inc. (a)	425,610	9,998
Medidata Solutions, Inc. (a)	203,000	9,326
		19,324
Life Sciences Tools & Services - 1.8%
Eurofins Scientific SA	115,400	44,747
Illumina, Inc. (a)	67,300	9,747
		54,494
Pharmaceuticals - 0.5%
Prestige Brands Holdings, Inc. (a)	300,000	16,212

TOTAL HEALTH CARE		278,445

INDUSTRIALS - 9.8%
Aerospace & Defense - 2.8%
General Dynamics Corp.	161,000	22,841
KEYW Holding Corp. (a)(b)	1,492,237	13,311
Space Exploration Technologies Corp. Class A (a)(d)	40,909	3,944
Teledyne Technologies, Inc. (a)	103,200	10,127
Textron, Inc.	426,600	16,236
TransDigm Group, Inc. (a)	71,600	18,869
		85,328
Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	248,900	18,663
FedEx Corp.	127,600	21,050
Hub Group, Inc. Class A (a)	207,916	8,321
		48,034
Commercial Services & Supplies - 0.6%
KAR Auction Services, Inc.	220,300	9,041
U.S. Ecology, Inc.	193,056	8,747
		17,788
Construction & Engineering - 0.5%
Jacobs Engineering Group, Inc. (a)	268,644	13,618
Electrical Equipment - 0.9%
Eaton Corp. PLC	370,351	22,825
Rockwell Automation, Inc.	21,958	2,548
		25,373
Machinery - 0.3%
Rational AG	21,300	10,058
Road & Rail - 2.0%
Genesee & Wyoming, Inc. Class A (a)	344,600	20,700
J.B. Hunt Transport Services, Inc.	268,000	22,169
Kansas City Southern	176,600	16,441
		59,310
Trading Companies & Distributors - 1.1%
Rush Enterprises, Inc. Class A (a)	294,100	6,476
United Rentals, Inc. (a)	389,800	27,157
		33,633

TOTAL INDUSTRIALS		293,142

INFORMATION TECHNOLOGY - 17.4%
Communications Equipment - 2.9%
Brocade Communications Systems, Inc.	1,073,600	9,727
Cisco Systems, Inc.	2,237,900	65,011
Juniper Networks, Inc.	578,400	13,540
		88,278
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	368,482	21,637
CDW Corp.	327,300	13,930
IPG Photonics Corp. (a)	149,000	12,871
TE Connectivity Ltd.	285,200	17,112
		65,550
Internet Software & Services - 5.9%
Akamai Technologies, Inc. (a)	174,900	9,546
Alphabet, Inc.:
Class A	43,600	32,650
Class C	45,300	33,328
Endurance International Group Holdings, Inc. (a)	1,110,200	10,458
Facebook, Inc. Class A (a)	533,200	63,349
GoDaddy, Inc. (a)	489,700	15,930
Rightmove PLC	174,300	10,663
		175,924
IT Services - 2.6%
First Data Corp. (e)	1,067,762	13,379
First Data Corp. Class A (a)	1,372,000	17,191
Visa, Inc. Class A	605,500	47,798
		78,368
Semiconductors & Semiconductor Equipment - 2.0%
Analog Devices, Inc.	180,900	10,583
Lam Research Corp.	125,400	10,384
Maxim Integrated Products, Inc.	302,200	11,472
Qualcomm, Inc.	523,900	28,773
		61,212
Software - 1.8%
Aspen Technology, Inc. (a)	212,100	8,085
Citrix Systems, Inc. (a)	207,300	17,604
Microsoft Corp.	538,400	28,535
Trion World Network, Inc.:
warrants 8/10/17 (a)(d)	28,652	0
warrants 10/3/18 (a)(d)	41,940	0
		54,224

TOTAL INFORMATION TECHNOLOGY		523,556

MATERIALS - 4.8%
Chemicals - 3.6%
Albemarle Corp. U.S.	215,900	16,948
Ecolab, Inc.	201,600	23,636
LyondellBasell Industries NV Class A	202,600	16,484
Monsanto Co.	264,900	29,793
PPG Industries, Inc.	206,000	22,182
		109,043
Metals & Mining - 1.2%
Franco-Nevada Corp.	143,800	9,095
Freeport-McMoRan, Inc.	838,200	9,287
Newcrest Mining Ltd. (a)	137,694	1,898
Novagold Resources, Inc. (a)(b)	2,591,580	13,933
		34,213

TOTAL MATERIALS		143,256

TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.8%
Verizon Communications, Inc.	1,065,485	54,233
UTILITIES - 2.7%
Electric Utilities - 2.7%
Exelon Corp.	1,119,800	38,376
IDACORP, Inc.	260,800	19,093
OGE Energy Corp.	265,200	8,006
Xcel Energy, Inc.	387,100	16,014
		81,489
TOTAL COMMON STOCKS
(Cost $2,662,172)		2,949,164

Preferred Stocks - 0.4%
Convertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Mode Media Corp. Series M-1, 8.00% (a)(d)	128,191	4
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc.:
Series C, 8.00% (a)(d)	910,747	100
Series C-1, 8.00% (a)(d)	71,630	8
Series D, 8.00% (a)(d)	76,875	8
		116

TOTAL CONVERTIBLE PREFERRED STOCKS		120

Nonconvertible Preferred Stocks - 0.4%
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.4%
Volkswagen AG	71,400	10,673
TOTAL PREFERRED STOCKS
(Cost $17,286)		10,793
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World Network, Inc. 15% 10/10/19 pay-in-kind (d)	348	216
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	9,250	3,839
TOTAL CORPORATE BONDS
(Cost $7,430)		4,055
	Shares	Value (000s)

Money Market Funds - 4.3%
Fidelity Cash Central Fund, 0.40% (f)	42,028,893	42,029
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	86,793,052	86,793
TOTAL MONEY MARKET FUNDS
(Cost $128,822)		128,822
TOTAL INVESTMENT PORTFOLIO - 103.1%
(Cost $2,815,710)		3,092,834
NET OTHER ASSETS (LIABILITIES) - (3.1)%		(93,076)
NET ASSETS - 100%		$2,999,758

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $13,346,000 or 0.4% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $17,218,000 or 0.6% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Mode Media Corp. Series M-1, 8.00%	3/19/08	$2,719
New Academy Holding Co. LLC unit	8/1/11	$6,956
Space Exploration Technologies Corp. Class A	4/8/16	$3,944
Trion World Network, Inc. warrants 8/10/17	8/10/10	$0
Trion World Network, Inc. warrants 10/3/18	10/10/13	$0
Trion World Network, Inc. Series C, 8.00%	8/22/08	$5,001
Trion World Network, Inc. Series C-1, 8.00%	8/10/10	$393
Trion World Network, Inc. Series D, 8.00%	3/20/13	$404
Trion World Network, Inc. 15% 10/10/19 pay-in-kind	10/10/13 - 10/10/15	$348

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$150
Fidelity Securities Lending Cash Central Fund	1,444
Total	$1,594

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$387,123	$355,700	$22,353	$9,070
Consumer Staples	132,992	124,133	8,859	--
Energy	520,994	520,994	--	--
Financials	544,611	544,611	--	--
Health Care	278,445	278,445	--	--
Industrials	293,142	289,198	--	3,944
Information Technology	523,672	523,556	--	116
Materials	143,256	143,256	--	--
Telecommunication Services	54,233	54,233	--	--
Utilities	81,489	81,489	--	--
Corporate Bonds	4,055	--	3,839	216
Money Market Funds	128,822	128,822	--	--
Total Investments in Securities:	$3,092,834	$3,044,437	$35,051	$13,346

The following is a summary of transfers between Level 1 and Level 2 for the period ended May 31, 2016. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$26,064
Level 2 to Level 1	$9,897

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	83.1%
United Kingdom	2.2%
Canada	2.0%
Switzerland	1.9%
Bermuda	1.6%
Luxembourg	1.5%
Curacao	1.5%
Italy	1.0%
Ireland	1.0%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $85,038) — See accompanying schedule: Unaffiliated issuers (cost $2,686,888)	$2,964,012
Fidelity Central Funds (cost $128,822)	128,822
Total Investments (cost $2,815,710)		$3,092,834
Receivable for fund shares sold		688
Dividends receivable		5,251
Interest receivable		369
Distributions receivable from Fidelity Central Funds		164
Prepaid expenses		1
Other receivables		245
Total assets		3,099,552
Liabilities
Payable for investments purchased	$8,945
Payable for fund shares redeemed	2,621
Accrued management fee	928
Other affiliated payables	466
Other payables and accrued expenses	41
Collateral on securities loaned, at value	86,793
Total liabilities		99,794
Net Assets		$2,999,758
Net Assets consist of:
Paid in capital		$2,612,551
Undistributed net investment income		17,827
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,262
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		277,118
Net Assets, for 86,155 shares outstanding		$2,999,758
Net Asset Value, offering price and redemption price per share ($2,999,758 ÷ 86,155 shares)		$34.82

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$25,559
Interest		918
Income from Fidelity Central Funds (including $1,444 from security lending)		1,594
Total income		28,071
Expenses
Management fee
Basic fee	$8,843
Performance adjustment	(3,175)
Transfer agent fees	2,364
Accounting and security lending fees	444
Custodian fees and expenses	28
Independent trustees' fees and expenses	7
Registration fees	20
Audit	61
Legal	3
Miscellaneous	15
Total expenses before reductions	8,610
Expense reductions	(54)	8,556
Net investment income (loss)		19,515
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	90,551
Foreign currency transactions	(6)
Total net realized gain (loss)		90,545
Change in net unrealized appreciation (depreciation) on: Investment securities	(108,754)
Assets and liabilities in foreign currencies	(3)
Total change in net unrealized appreciation (depreciation)		(108,757)
Net gain (loss)		(18,212)
Net increase (decrease) in net assets resulting from operations		$1,303

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,515	$37,763
Net realized gain (loss)	90,545	390,376
Change in net unrealized appreciation (depreciation)	(108,757)	(433,579)
Net increase (decrease) in net assets resulting from operations	1,303	(5,440)
Distributions to shareholders from net investment income	(29,142)	(27,989)
Distributions to shareholders from net realized gain	(323,806)	(279,891)
Total distributions	(352,948)	(307,880)
Share transactions
Proceeds from sales of shares	70,826	332,339
Reinvestment of distributions	337,201	294,067
Cost of shares redeemed	(369,552)	(1,281,999)
Net increase (decrease) in net assets resulting from share transactions	38,475	(655,593)
Total increase (decrease) in net assets	(313,170)	(968,913)
Net Assets
Beginning of period	3,312,928	4,281,841
End of period (including undistributed net investment income of $17,827 and undistributed net investment income of $27,454, respectively)	$2,999,758	$3,312,928
Other Information
Shares
Sold	2,156	8,503
Issued in reinvestment of distributions	10,236	7,811
Redeemed	(11,208)	(33,051)
Net increase (decrease)	1,184	(16,737)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity New Millennium Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$38.99	$42.10	$40.16	$32.83	$29.63	$27.36
Income from Investment Operations
Net investment income (loss)A	.22	.39	.38B	.23	.32	.12
Net realized and unrealized gain (loss)	(.22)	(.46)	3.89	10.14	3.85	2.30
Total from investment operations	.00	(.07)	4.27	10.37	4.17	2.42
Distributions from net investment income	(.35)	(.28)	(.19)	(.37)	(.13)	(.03)
Distributions from net realized gain	(3.82)	(2.76)	(2.13)	(2.67)	(.84)	(.12)
Total distributions	(4.17)	(3.04)	(2.33)C	(3.04)	(.97)	(.15)
Net asset value, end of period	$34.82	$38.99	$42.10	$40.16	$32.83	$29.63
Total ReturnD,E	.65%	.08%	11.31%	34.78%	14.63%	8.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.58%H	.72%	.82%	.88%	.96%	1.00%
Expenses net of fee waivers, if any	.58%H	.72%	.82%	.88%	.96%	1.00%
Expenses net of all reductions	.58%H	.71%	.81%	.87%	.96%	.99%
Net investment income (loss)	1.32%H	1.00%	.92%B	.65%	1.02%	.41%
Supplemental Data
Net assets, end of period (in millions)	$3,000	$3,313	$4,282	$2,826	$2,001	$1,780
Portfolio turnover rateI	34%H	57%	44%	49%	71%	69%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .59%.

 C Total distributions of $2.33 per share is comprised of distributions from net investment income of $.192 and distributions from net realized gain of $2.133 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 H Annualized

 I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016
(Amounts in thousands except percentages)

1. Organization.

Fidelity New Millennium Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transaction, passive foreign investment companies (PFIC), market discount, partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$514,368
Gross unrealized depreciation	(238,536)
Net unrealized appreciation (depreciation) on securities	$275,832
Tax cost	$2,817,002

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $500,597 and $790,542, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to its benchmark index, the S&P 500 Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .38% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .16% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$5,255.62%		$–(a)

 (a) In the amount of less than five hundred dollars.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $376. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds, and includes $20 from securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $42 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $12.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.58%	$1,000.00	$1,006.50	$2.91
Hypothetical-C		$1,000.00	$1,022.10	$2.93

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

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Boston, MA 02210

www.fidelity.com

NMF-SANN-0716
1.704547.118

Fidelity® Series Growth Company Fund Fidelity® Series Growth Company Fund Class F Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Salesforce.com, Inc.	4.7	4.5
NVIDIA Corp.	4.7	2.9
Amazon.com, Inc.	4.4	3.7
Apple, Inc.	4.2	5.8
Alphabet, Inc. Class A	4.0	3.7
Facebook, Inc. Class A	3.3	2.8
Alphabet, Inc. Class C	2.0	2.4
Regeneron Pharmaceuticals, Inc.	1.6	2.2
lululemon athletica, Inc.	1.6	1.1
Monster Beverage Corp.	1.5	1.4
	32.0

Top Five Market Sectors as of May 31, 2016

	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	38.0	37.2
Consumer Discretionary	21.0	18.8
Health Care	18.0	21.7
Consumer Staples	8.8	8.8
Industrials	7.6	7.9

Asset Allocation (% of fund's net assets)

As of May 31, 2016*
Stocks	98.0%
Convertible Securities	1.6%
Short-Term Investments and Net Other Assets (Liabilities)	0.4%

 * Foreign investments - 7.9%

As of November 30, 2015*
Stocks	98.4%
Convertible Securities	1.3%
Short-Term Investments and Net Other Assets (Liabilities)	0.3%

 * Foreign investments - 7.6%

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.0%
	Shares	Value
CONSUMER DISCRETIONARY - 21.0%
Auto Components - 0.1%
Johnson Controls, Inc.	192,422	$8,495,431
Automobiles - 1.1%
Tesla Motors, Inc. (a)	538,100	120,120,063
Hotels, Restaurants & Leisure - 4.1%
Buffalo Wild Wings, Inc. (a)	212,100	30,837,219
China Lodging Group Ltd. ADR	142,400	4,828,784
Chipotle Mexican Grill, Inc. (a)	78,100	34,517,076
Chuy's Holdings, Inc. (a)(b)	380,600	12,540,770
Dave & Buster's Entertainment, Inc. (a)	67,000	2,615,010
Del Taco Restaurants, Inc. (a)(b)	467,300	4,364,582
Domino's Pizza, Inc.	89,300	10,794,584
Dunkin' Brands Group, Inc.	300,600	13,012,974
Fiesta Restaurant Group, Inc. (a)	140,200	3,523,226
Hyatt Hotels Corp. Class A (a)(b)	61,000	2,800,510
Las Vegas Sands Corp.	214,600	9,923,104
McDonald's Corp.	1,134,500	138,477,070
Panera Bread Co. Class A (a)	87,500	19,175,625
Papa John's International, Inc.	285,500	18,083,570
Starbucks Corp.	1,660,500	91,144,845
Wingstop, Inc.	80,800	2,254,320
Yum! Brands, Inc.	390,000	32,015,100
		430,908,369
Household Durables - 0.0%
Newell Brands, Inc.	19,298	920,322
Internet & Catalog Retail - 6.5%
Amazon.com, Inc. (a)	653,399	472,270,263
Ctrip.com International Ltd. ADR (a)	429,500	19,653,920
Etsy, Inc. (a)	68,700	635,475
Expedia, Inc.	340,900	37,921,716
Groupon, Inc. Class A (a)	899,500	3,184,230
JD.com, Inc. sponsored ADR (a)	131,800	3,243,598
Netflix, Inc. (a)	427,400	43,838,418
Priceline Group, Inc. (a)	43,800	55,377,654
Qunar Cayman Islands Ltd. sponsored ADR (a)(b)	61,000	1,981,280
The Honest Co., Inc. (a)(c)	9,496	417,736
TripAdvisor, Inc. (a)	39,600	2,682,504
Vipshop Holdings Ltd. ADR (a)	1,907,200	22,257,024
Wayfair LLC Class A (a)(b)	645,739	26,591,532
		690,055,350
Leisure Products - 0.0%
NJOY, Inc. (a)(c)	881,087	112,779
Media - 1.6%
Comcast Corp. Class A	1,610,300	101,931,990
Lions Gate Entertainment Corp. (b)	74,200	1,654,660
The Walt Disney Co.	595,700	59,105,354
Twenty-First Century Fox, Inc. Class A	225,600	6,515,328
		169,207,332
Multiline Retail - 0.3%
Dollar General Corp.	79,900	7,183,010
Dollar Tree, Inc. (a)	188,700	17,084,898
Target Corp.	107,700	7,407,606
		31,675,514
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A	91,700	1,823,913
AutoNation, Inc. (a)	154,100	7,772,804
CarMax, Inc. (a)(b)	387,448	20,790,460
DavidsTea, Inc. (b)	303,200	3,580,792
Five Below, Inc. (a)	330,100	13,817,986
Home Depot, Inc.	954,700	126,134,964
L Brands, Inc.	255,200	17,493,960
Restoration Hardware Holdings, Inc. (a)	584,627	19,444,694
TJX Companies, Inc.	70,800	5,389,296
		216,248,869
Textiles, Apparel & Luxury Goods - 5.3%
adidas AG	1,042,948	133,516,516
Columbia Sportswear Co.	323,200	17,184,544
Kate Spade & Co. (a)	2,117,234	46,282,735
lululemon athletica, Inc. (a)(b)	2,588,700	168,343,161
NIKE, Inc. Class B	1,315,000	72,614,300
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,912,000	90,767,040
Tory Burch LLC unit (a)(c)(d)	248,840	14,129,135
Under Armour, Inc. (a)	191,600	6,700,252
Under Armour, Inc. Class A (sub. vtg.) (a)	191,600	7,229,068
VF Corp.	191,700	11,946,744
		568,713,495

TOTAL CONSUMER DISCRETIONARY		2,236,457,524

CONSUMER STAPLES - 8.8%
Beverages - 3.3%
Constellation Brands, Inc. Class A (sub. vtg.)	113,400	17,367,210
Dr. Pepper Snapple Group, Inc.	107,800	9,852,920
Monster Beverage Corp.	1,081,200	162,180,000
PepsiCo, Inc.	526,200	53,235,654
The Coca-Cola Co.	2,526,500	112,681,900
		355,317,684
Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	367,400	54,658,098
CVS Health Corp.	535,600	51,658,620
Drogasil SA	865,100	13,823,022
Kroger Co.	566,600	20,261,616
Sprouts Farmers Market LLC (a)	437,300	10,827,548
Walgreens Boots Alliance, Inc.	257,700	19,945,980
Whole Foods Market, Inc.	403,700	13,059,695
		184,234,579
Food Products - 1.3%
Amplify Snack Brands, Inc.	80,100	1,045,305
Associated British Foods PLC	302,700	12,906,954
Campbell Soup Co.	49,800	3,016,386
General Mills, Inc.	179,600	11,275,288
Kellogg Co.	160,800	11,958,696
Mead Johnson Nutrition Co. Class A	445,400	36,647,512
Mondelez International, Inc.	215,800	9,600,942
The Hain Celestial Group, Inc. (a)	106,700	5,275,248
The Hershey Co.	100,700	9,349,995
The Kraft Heinz Co.	167,000	13,892,730
Tyson Foods, Inc. Class A	127,300	8,119,194
WhiteWave Foods Co. (a)	391,500	17,480,475
		140,568,725
Household Products - 0.5%
Church & Dwight Co., Inc.	145,100	14,289,448
Colgate-Palmolive Co.	340,400	23,967,564
Kimberly-Clark Corp.	107,600	13,669,504
		51,926,516
Personal Products - 0.6%
Coty, Inc. Class A	50,000	1,317,000
Herbalife Ltd. (a)	1,016,400	58,839,396
		60,156,396
Tobacco - 1.4%
Altria Group, Inc.	1,044,000	66,440,160
Japan Tobacco, Inc.	139,500	5,501,268
Philip Morris International, Inc.	606,300	59,829,684
Reynolds American, Inc.	307,382	15,276,885
		147,047,997

TOTAL CONSUMER STAPLES		939,251,897

ENERGY - 1.4%
Energy Equipment & Services - 0.1%
Baker Hughes, Inc.	252,400	11,706,312
Schlumberger Ltd.	26,700	2,037,210
		13,743,522
Oil, Gas & Consumable Fuels - 1.3%
Cabot Oil & Gas Corp.	473,900	11,359,383
Concho Resources, Inc. (a)	124,500	15,106,830
Continental Resources, Inc. (a)	228,600	9,614,916
Devon Energy Corp.	33,000	1,190,970
EOG Resources, Inc.	380,300	30,941,208
Hess Corp.	88,500	5,303,805
Noble Energy, Inc.	375,900	13,438,425
PDC Energy, Inc. (a)	103,938	6,033,601
Pioneer Natural Resources Co.	200,293	32,110,974
Range Resources Corp.	174,500	7,431,955
Valero Energy Corp.	129,300	7,072,710
		139,604,777

TOTAL ENERGY		153,348,299

FINANCIALS - 3.1%
Banks - 1.1%
Citigroup, Inc.	191,500	8,918,155
HDFC Bank Ltd. sponsored ADR	502,211	32,322,300
JPMorgan Chase & Co.	332,600	21,708,802
PrivateBancorp, Inc.	756,200	33,537,470
Signature Bank (a)	101,600	13,716,000
Wells Fargo & Co.	151,500	7,684,080
		117,886,807
Capital Markets - 1.2%
BlackRock, Inc. Class A	142,300	51,775,855
Charles Schwab Corp.	2,020,700	61,793,006
RPI International Holdings LP (c)	35,220	4,725,820
T. Rowe Price Group, Inc.	152,200	11,728,532
		130,023,213
Consumer Finance - 0.1%
American Express Co.	84,000	5,523,840
Discover Financial Services	38,058	2,162,075
OneMain Holdings, Inc. (a)	174,600	5,457,996
		13,143,911
Diversified Financial Services - 0.4%
Bats Global Markets, Inc.	29,900	831,220
BM&F BOVESPA SA	1,626,900	7,167,436
Broadcom Ltd.	229,336	35,400,305
PhaseRx, Inc.	176,200	979,672
		44,378,633
Real Estate Investment Trusts - 0.3%
American Tower Corp.	265,100	28,042,278

TOTAL FINANCIALS		333,474,842

HEALTH CARE - 17.6%
Biotechnology - 13.0%
AbbVie, Inc.	336,700	21,188,531
ACADIA Pharmaceuticals, Inc. (a)	983,876	34,858,727
Adaptimmune Therapeutics PLC sponsored ADR	207,000	2,130,030
Adverum Biotechnologies, Inc. (a)	293,300	1,325,716
Agios Pharmaceuticals, Inc. (a)(b)	416,041	23,277,494
Aimmune Therapeutics, Inc. (a)	65,500	1,005,425
Alder Biopharmaceuticals, Inc. (a)	143,700	4,321,059
Alexion Pharmaceuticals, Inc. (a)	591,700	89,287,530
Alkermes PLC (a)	2,844,400	132,008,604
Alnylam Pharmaceuticals, Inc. (a)	1,410,366	101,151,450
Amgen, Inc.	602,000	95,085,900
Array BioPharma, Inc. (a)	629,400	2,372,838
aTyr Pharma, Inc. (a)(b)	166,974	552,684
Baxalta, Inc.	219,200	9,914,416
BeiGene Ltd.	2,226,828	4,597,115
BeiGene Ltd. ADR	277,701	7,845,053
Biogen, Inc. (a)	108,600	31,464,678
bluebird bio, Inc. (a)	711,981	32,217,140
Celgene Corp. (a)	446,200	47,083,024
Celldex Therapeutics, Inc. (a)	1,197,459	5,484,362
Cellectis SA sponsored ADR (a)(b)	213,600	7,001,808
Cepheid, Inc. (a)	301,300	8,439,413
Chimerix, Inc. (a)	868,031	4,253,352
Coherus BioSciences, Inc. (a)(b)	519,472	9,688,153
Corvus Pharmaceuticals, Inc.	102,900	1,445,745
CytomX Therapeutics, Inc. (a)	198,338	2,142,050
CytomX Therapeutics, Inc. (e)	207,739	2,243,581
Dicerna Pharmaceuticals, Inc. (a)	284,628	1,058,816
Editas Medicine, Inc.	230,282	8,541,159
Editas Medicine, Inc.	150,580	5,305,762
Exelixis, Inc. (a)(b)	4,285,168	27,810,740
Fate Therapeutics, Inc. (a)	137,873	210,946
Five Prime Therapeutics, Inc. (a)	339,600	15,526,512
Galapagos Genomics NV sponsored ADR	347,800	20,109,796
Genocea Biosciences, Inc. (a)	148,100	696,070
Gilead Sciences, Inc.	1,229,500	107,040,270
Global Blood Therapeutics, Inc. (a)	72,200	1,727,024
Heron Therapeutics, Inc. (a)	275,451	5,894,651
Intellia Therapeutics, Inc. (a)	222,713	6,585,623
Intellia Therapeutics, Inc.	107,438	2,859,247
Intercept Pharmaceuticals, Inc. (a)	43,300	6,423,988
Intrexon Corp. (a)(b)	187,300	5,757,602
Ionis Pharmaceuticals, Inc. (a)	2,334,965	52,980,356
Ironwood Pharmaceuticals, Inc. Class A (a)	1,784,285	22,285,720
Juno Therapeutics, Inc. (a)(b)	313,400	13,610,962
Juno Therapeutics, Inc. (e)	384,615	16,703,829
Lexicon Pharmaceuticals, Inc. (a)	1,645,668	23,384,942
Merrimack Pharmaceuticals, Inc. (a)(b)	2,480,200	16,542,934
Momenta Pharmaceuticals, Inc. (a)	1,644,600	19,373,388
ProNai Therapeutics, Inc. (a)	66,300	416,364
Prothena Corp. PLC (a)	621,288	30,157,320
Regeneron Pharmaceuticals, Inc. (a)	423,500	168,946,855
Regulus Therapeutics, Inc. (a)(b)	922,740	5,665,624
Rigel Pharmaceuticals, Inc. (a)	2,232,602	5,760,113
Sage Therapeutics, Inc. (a)	493,501	16,241,118
Seattle Genetics, Inc. (a)	1,314,217	53,133,793
Seres Therapeutics, Inc.	258,100	7,853,983
Seres Therapeutics, Inc. (e)	142,139	4,325,290
Spark Therapeutics, Inc. (a)	54,800	3,066,060
Transition Therapeutics, Inc. (a)	794,429	630,042
Ultragenyx Pharmaceutical, Inc. (a)	251,800	18,406,580
Versartis, Inc. (a)	188,833	1,739,152
Vertex Pharmaceuticals, Inc. (a)	112,800	10,507,320
		1,389,665,829
Health Care Equipment & Supplies - 1.0%
Abbott Laboratories	178,400	7,069,992
Align Technology, Inc. (a)	50,734	3,999,361
Baxter International, Inc. (b)	202,600	8,744,216
Cutera, Inc. (a)	69,500	728,360
DexCom, Inc. (a)	164,000	10,576,360
Entellus Medical, Inc. (a)(b)	128,800	2,310,672
Genmark Diagnostics, Inc. (a)	436,900	3,289,857
Insulet Corp. (a)	494,600	14,847,892
Intuitive Surgical, Inc. (a)	25,307	16,062,606
Novadaq Technologies, Inc. (a)	154,700	1,494,402
Novocure Ltd. (a)	397,300	4,421,949
Novocure Ltd. (e)	149,451	1,663,390
Penumbra, Inc. (a)	368,376	19,446,569
Presbia PLC (a)	341,174	1,586,459
St. Jude Medical, Inc.	129,100	10,116,276
Zeltiq Aesthetics, Inc. (a)(b)	125,600	3,574,576
		109,932,937
Health Care Providers & Services - 1.1%
Cardinal Health, Inc.	243,300	19,208,535
Express Scripts Holding Co. (a)	130,300	9,844,165
Laboratory Corp. of America Holdings (a)	58,900	7,536,255
McKesson Corp.	237,000	43,404,180
UnitedHealth Group, Inc.	280,300	37,467,701
		117,460,836
Health Care Technology - 0.4%
athenahealth, Inc. (a)	236,200	29,966,694
Castlight Health, Inc. Class B (a)(b)	758,900	3,194,969
Cerner Corp. (a)	115,600	6,428,516
		39,590,179
Life Sciences Tools & Services - 0.1%
Illumina, Inc. (a)	68,562	9,929,834
Pharmaceuticals - 2.0%
Adimab LLC unit (a)(c)(d)	762,787	14,607,371
Allergan PLC (a)	197,893	46,653,275
Bristol-Myers Squibb Co.	922,500	66,143,250
Catalent, Inc. (a)	153,600	4,319,232
Cempra, Inc. (a)	76,700	1,441,193
Endocyte, Inc. (a)(b)	578,500	2,267,720
Intra-Cellular Therapies, Inc. (a)	406,159	15,718,353
Jazz Pharmaceuticals PLC (a)	144,000	21,824,640
Mylan N.V.	255,800	11,086,372
Teva Pharmaceutical Industries Ltd. sponsored ADR	207,500	10,763,025
The Medicines Company (a)	557,400	20,963,814
		215,788,245

TOTAL HEALTH CARE		1,882,367,860

INDUSTRIALS - 7.4%
Aerospace & Defense - 1.4%
Honeywell International, Inc.	606,700	69,060,661
Lockheed Martin Corp.	179,000	42,285,170
Northrop Grumman Corp.	21,300	4,529,871
Space Exploration Technologies Corp. Class A (a)(c)	98,001	9,449,256
The Boeing Co.	206,000	25,986,900
		151,311,858
Air Freight & Logistics - 0.4%
FedEx Corp.	34,300	5,658,471
United Parcel Service, Inc. Class B	355,600	36,658,804
		42,317,275
Airlines - 2.9%
Allegiant Travel Co.	133,900	18,614,778
American Airlines Group, Inc.	137,700	4,394,007
Delta Air Lines, Inc.	606,800	26,371,528
InterGlobe Aviation Ltd. (a)	191,918	3,037,443
JetBlue Airways Corp. (a)	3,100,300	55,588,379
Ryanair Holdings PLC sponsored ADR	174,810	15,278,394
Southwest Airlines Co.	1,468,800	62,394,624
Spirit Airlines, Inc. (a)	855,900	37,205,973
United Continental Holdings, Inc. (a)	1,265,500	57,061,395
Wheels Up Partners Holdings LLC Series B unit (c)(d)	1,843,115	4,902,686
Wizz Air Holdings PLC (a)	929,640	26,053,693
		310,902,900
Building Products - 0.1%
Caesarstone Sdot-Yam Ltd. (a)	291,000	11,485,770
Construction & Engineering - 0.0%
Fluor Corp.	51,800	2,734,004
Electrical Equipment - 0.4%
AMETEK, Inc.	25,600	1,224,192
Eaton Corp. PLC	161,600	9,959,408
Emerson Electric Co.	141,400	7,355,628
Rockwell Automation, Inc.	134,300	15,585,515
SolarCity Corp. (a)(b)	116,300	2,603,957
		36,728,700
Industrial Conglomerates - 1.0%
3M Co.	336,900	56,707,008
Danaher Corp.	479,900	47,202,964
ITT, Inc.	32,300	1,146,973
		105,056,945
Machinery - 0.7%
Caterpillar, Inc.	421,000	30,526,710
Cummins, Inc.	39,900	4,567,353
Deere & Co.	230,300	18,951,387
Illinois Tool Works, Inc.	112,700	11,949,581
Wabtec Corp.	41,400	3,203,532
Xylem, Inc.	203,100	9,070,446
		78,269,009
Road & Rail - 0.5%
Union Pacific Corp.	577,400	48,611,306

TOTAL INDUSTRIALS		787,417,767

INFORMATION TECHNOLOGY - 37.0%
Communications Equipment - 0.5%
Arista Networks, Inc. (a)(b)	20,900	1,531,761
Cisco Systems, Inc.	216,000	6,274,800
Infinera Corp. (a)(b)	3,656,371	47,935,024
Palo Alto Networks, Inc. (a)	28,500	3,718,110
		59,459,695
Electronic Equipment & Components - 0.4%
Fitbit, Inc. (b)	1,296,400	18,382,952
TE Connectivity Ltd.	44,600	2,676,000
Trimble Navigation Ltd. (a)	426,400	10,907,312
Universal Display Corp. (a)	48,800	3,276,920
VeriFone Systems, Inc. (a)	120,400	3,178,560
		38,421,744
Internet Software & Services - 11.2%
Actua Corp. (a)	986,318	9,577,148
Akamai Technologies, Inc. (a)	319,000	17,411,020
Alibaba Group Holding Ltd. sponsored ADR (a)	285,500	23,411,000
Alphabet, Inc.:
Class A	574,470	430,191,860
Class C	288,256	212,075,704
Baidu.com, Inc. sponsored ADR (a)	10,500	1,874,670
Criteo SA sponsored ADR (a)	92,587	4,154,379
Demandware, Inc. (a)	203,100	9,746,769
eBay, Inc. (a)	986,600	24,132,236
Facebook, Inc. Class A (a)	2,977,758	353,787,428
GoDaddy, Inc. (a)	154,900	5,038,897
Hortonworks, Inc. (a)(b)	661,600	7,727,488
LinkedIn Corp. Class A (a)	26,100	3,562,650
Marketo, Inc. (a)	582,000	20,503,860
MercadoLibre, Inc.	28,800	3,931,200
NAVER Corp.	2,693	1,628,680
New Relic, Inc. (a)(b)	165,446	4,989,851
Rackspace Hosting, Inc. (a)	521,600	13,040,000
Shopify, Inc. Class A (b)	1,068,649	31,300,728
Tencent Holdings Ltd.	247,800	5,521,940
Twitter, Inc. (a)	72,590	1,104,820
Wix.com Ltd. (a)	321,807	8,901,182
		1,193,613,510
IT Services - 2.8%
Cognizant Technology Solutions Corp. Class A (a)	334,200	20,533,248
IBM Corp.	98,600	15,158,764
MasterCard, Inc. Class A	944,100	90,539,190
PayPal Holdings, Inc. (a)	993,400	37,540,586
Square, Inc. (a)(b)	96,100	915,833
Visa, Inc. Class A	1,777,500	140,315,850
		305,003,471
Semiconductors & Semiconductor Equipment - 7.6%
Acacia Communications, Inc.	43,800	1,720,464
Advanced Micro Devices, Inc. (a)(b)	1,210,400	5,531,528
Applied Materials, Inc.	147,900	3,611,718
Applied Micro Circuits Corp. (a)	1,956,074	12,870,967
ASML Holding NV	56,000	5,598,880
Cavium, Inc. (a)	787,300	39,168,175
Cirrus Logic, Inc. (a)	786,700	28,321,200
Cree, Inc. (a)(b)	1,959,589	47,186,903
Cypress Semiconductor Corp. (b)	565,300	6,009,139
Intel Corp.	122,700	3,876,093
KLA-Tencor Corp.	88,000	6,417,840
Mellanox Technologies Ltd. (a)	260,600	12,352,440
Micron Technology, Inc. (a)	102,300	1,301,256
NVIDIA Corp.	10,638,100	497,012,032
NXP Semiconductors NV (a)	92,700	8,759,223
Qorvo, Inc. (a)	38,300	1,952,151
Rambus, Inc. (a)	1,379,900	16,696,790
Silicon Laboratories, Inc. (a)	963,300	47,924,175
Skyworks Solutions, Inc.	48,778	3,256,419
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	469,000	11,593,680
Texas Instruments, Inc.	697,900	42,292,740
Xilinx, Inc.	83,500	3,957,065
		807,410,878
Software - 10.0%
Activision Blizzard, Inc.	1,734,500	68,096,470
Adobe Systems, Inc. (a)	475,400	47,288,038
Appirio, Inc. (a)(c)	100,642	383,446
Atlassian Corp. PLC	49,700	1,121,729
Autodesk, Inc. (a)	108,400	6,316,468
CyberArk Software Ltd. (a)	437,800	19,884,876
Electronic Arts, Inc. (a)	339,300	26,041,275
HubSpot, Inc. (a)	510,300	24,371,928
Imperva, Inc. (a)	173,800	6,635,684
Intuit, Inc.	163,500	17,438,910
Microsoft Corp.	2,731,592	144,774,376
Oracle Corp.	672,300	27,026,460
Paylocity Holding Corp. (a)	62,900	2,309,059
Proofpoint, Inc. (a)	19,600	1,148,952
Red Hat, Inc. (a)	1,511,100	117,049,806
Salesforce.com, Inc. (a)	6,022,442	504,138,621
ServiceNow, Inc. (a)	414,600	29,697,798
Splunk, Inc. (a)	289,200	16,614,540
Zendesk, Inc. (a)	451,400	11,054,786
		1,071,393,222
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	4,494,565	448,827,261
Nimble Storage, Inc. (a)	549,693	4,908,758
Pure Storage, Inc. Class A (a)(b)	1,442,778	16,995,925
Samsung Electronics Co. Ltd.	4,482	4,864,087
Western Digital Corp.	34,420	1,601,907
		477,197,938

TOTAL INFORMATION TECHNOLOGY		3,952,500,458

MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp. U.S.	253,100	19,868,350
CF Industries Holdings, Inc.	403,100	11,149,746
E.I. du Pont de Nemours & Co.	376,000	24,594,160
LyondellBasell Industries NV Class A	13,200	1,073,952
Monsanto Co.	414,991	46,674,038
Praxair, Inc.	70,800	7,778,088
The Dow Chemical Co.	335,000	17,205,600
The Mosaic Co.	95,200	2,401,896
		130,745,830
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	208,200	11,232,390
Verizon Communications, Inc.	472,200	24,034,980
		35,267,370
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	371,600	15,889,616

TOTAL TELECOMMUNICATION SERVICES		51,156,986

TOTAL COMMON STOCKS
(Cost $8,200,505,990)		10,466,721,463

Preferred Stocks - 1.6%
Convertible Preferred Stocks - 1.6%
CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Roku, Inc.:
Series G, 8.00% (a)(c)	661,380	992,070
Series H (c)	228,870	343,305
		1,335,375
Internet & Catalog Retail - 0.0%
The Honest Co., Inc.:
Series C (a)(c)	22,157	974,702
Series D (c)	19,064	838,639
		1,813,341
Media - 0.0%
Turn, Inc. Series E (a)(c)	205,882	644,411
TOTAL CONSUMER DISCRETIONARY		3,793,127
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Blue Apron, Inc. Series D (c)	195,094	2,815,206
HEALTH CARE - 0.4%
Biotechnology - 0.1%
10X Genomics, Inc. Series C (c)	593,543	2,658,004
Immunocore Ltd. Series A (c)	18,504	4,729,443
Moderna LLC Series E (a)(c)	140,307	6,490,321
RaNA Therapeutics LLC Series B (c)	1,211,240	687,984
		14,565,752
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (c)	783,663	5,293,448
Health Care Technology - 0.0%
Codiak Biosciences, Inc.:
Series A (c)	163,914	356,513
Series B (c)	532,720	1,158,666
		1,515,179
Pharmaceuticals - 0.2%
Kolltan Pharmaceuticals, Inc. Series D (a)(c)	1,692,030	1,336,704
Stemcentrx, Inc. Series G (c)	568,100	15,695,405
Syros Pharmaceuticals, Inc. Series B, 6.00% (a)(c)	1,128,758	2,844,470
		19,876,579
TOTAL HEALTH CARE		41,250,958
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp. Series G (a)(c)	53,937	5,200,606
Commercial Services & Supplies - 0.0%
Domo, Inc. Series D (a)(c)	613,084	5,168,298
Professional Services - 0.1%
YourPeople, Inc. Series C (c)	1,527,000	8,444,310
TOTAL INDUSTRIALS		18,813,214
INFORMATION TECHNOLOGY - 1.0%
Internet Software & Services - 0.6%
Jet.Com, Inc. Series B1 (c)	2,105,094	10,499,998
Uber Technologies, Inc.:
Series D, 8.00% (a)(c)	1,095,852	53,447,144
Series E, 8.00% (a)(c)	51,852	2,528,938
		66,476,080
IT Services - 0.1%
AppNexus, Inc. Series E (a)(c)	209,665	3,820,096
Nutanix, Inc. Series E (a)(c)	274,751	4,038,840
		7,858,936
Software - 0.3%
Appirio, Inc. Series E (a)(c)	704,496	2,684,130
Cloudera, Inc. Series F (a)(c)	113,172	2,865,515
Cloudflare, Inc. Series D (a)(c)	344,325	1,818,036
Dataminr, Inc. Series D (a)(c)	442,241	2,360,461
Snapchat, Inc. Series F (a)(c)	545,559	16,759,572
Taboola.Com Ltd. Series E (a)(c)	331,426	2,810,492
		29,298,206
TOTAL INFORMATION TECHNOLOGY		103,633,222

TOTAL CONVERTIBLE PREFERRED STOCKS		170,305,727

Nonconvertible Preferred Stocks - 0.0%
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Yumanity Holdings LLC Class A (c)	130,754	1,009,421
TOTAL PREFERRED STOCKS
(Cost $150,585,727)		171,315,148
	Principal Amount	Value

Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Turn, Inc. 1.48% 3/2/23(c)
(Cost $64,000)	$64,000	$64,000
	Shares	Value

Money Market Funds - 1.9%
Fidelity Cash Central Fund, 0.40% (f)	47,580,678	47,580,678
Fidelity Securities Lending Cash Central Fund, 0.44% (f)(g)	151,451,512	151,451,512
TOTAL MONEY MARKET FUNDS
(Cost $199,032,190)		199,032,190
TOTAL INVESTMENT PORTFOLIO - 101.5%
(Cost $8,550,187,907)		10,837,132,801
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(159,853,216)
NET ASSETS - 100%		$10,677,279,585

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $220,107,378 or 2.1% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,936,090 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
10X Genomics, Inc. Series C	2/23/16	$2,658,004
Adimab LLC unit	9/17/14 - 6/5/15	$11,583,995
Appirio, Inc.	2/12/15	$718,634
Appirio, Inc. Series E	2/12/15	$5,030,454
AppNexus, Inc. Series E	8/1/14	$4,200,051
Blue Apron, Inc. Series D	5/18/15	$2,599,998
Cloudera, Inc. Series F	2/5/14	$1,647,784
Cloudflare, Inc. Series D	11/5/14	$2,109,163
Codiak Biosciences, Inc. Series A	11/12/15	$163,914
Codiak Biosciences, Inc. Series B	11/12/15	$1,598,160
Dataminr, Inc. Series D	2/18/15 - 3/6/15	$5,638,573
Domo, Inc. Series D	1/24/14	$2,533,999
Immunocore Ltd. Series A	7/27/15	$3,482,067
Jet.Com, Inc. Series B1	11/24/15	$10,499,998
Kolltan Pharmaceuticals, Inc. Series D	3/13/14	$1,692,030
Moderna LLC Series E	12/18/14	$8,652,733
Mulberry Health, Inc. Series A8	1/20/16	$5,293,448
NJOY, Inc.	2/14/14	$1,528,156
Nutanix, Inc. Series E	8/26/14	$3,680,702
RaNA Therapeutics LLC Series B	7/17/15	$1,308,139
Roku, Inc. Series G, 8.00%	10/1/14	$859,496
Roku, Inc. Series H	11/9/15	$349,919
RPI International Holdings LP	5/21/15 - 3/23/16	$4,390,645
Snapchat, Inc. Series F	3/25/15 - 2/12/16	$16,759,572
Space Exploration Technologies Corp. Class A	10/16/15	$8,722,089
Space Exploration Technologies Corp. Series G	1/20/15	$4,177,960
Stemcentrx, Inc. Series G	8/14/15	$13,089,024
Syros Pharmaceuticals, Inc. Series B, 6.00%	10/9/14 - 1/12/16	$3,551,186
Taboola.Com Ltd. Series E	12/22/14	$3,455,249
The Honest Co., Inc.	8/21/14	$256,936
The Honest Co., Inc. Series C	8/21/14	$599,509
The Honest Co., Inc. Series D	8/3/15	$872,273
Tory Burch LLC unit	5/14/15	$17,704,966
Turn, Inc. Series E	12/30/13	$1,717,056
Turn, Inc. 1.48% 3/2/23	3/2/16	$64,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$17,000,007
Uber Technologies, Inc. Series E, 8.00%	12/5/14	$1,727,583
Wheels Up Partners Holdings LLC Series B unit	9/18/15	$5,235,000
YourPeople, Inc. Series C	5/1/15	$22,753,949
Yumanity Holdings LLC Class A	2/8/16	$883,727

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$85,500
Fidelity Securities Lending Cash Central Fund	1,031,805
Total	$1,117,305

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$2,240,250,651	$2,088,281,358	$133,516,516	$18,452,777
Consumer Staples	942,067,103	933,750,629	5,501,268	2,815,206
Energy	153,348,299	153,348,299	--	--
Financials	333,474,842	328,749,022	--	4,725,820
Health Care	1,924,628,239	1,854,998,365	12,762,124	56,867,750
Industrials	806,230,981	773,065,825	--	33,165,156
Information Technology	4,056,133,680	3,946,595,072	5,521,940	104,016,668
Materials	130,745,830	130,745,830	--	--
Telecommunication Services	51,156,986	51,156,986	--	--
Corporate Bonds	$64,000	$--	$--	$64,000
Money Market Funds	199,032,190	199,032,190	--	--
Total Investments in Securities:	$10,837,132,801	$10,459,723,576	$157,301,848	$220,107,377

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:

Beginning Balance	$195,481,953
Net Realized Gain (Loss) on Investment Securities	(30)
Net Unrealized Gain (Loss) on Investment Securities	5,184,157
Cost of Purchases	26,208,983
Proceeds of Sales	(6,767,686)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$220,107,377
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$5,184,157

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $149,566,417) — See accompanying schedule: Unaffiliated issuers (cost $8,351,155,717)	$10,638,100,611
Fidelity Central Funds (cost $199,032,190)	199,032,190
Total Investments (cost $8,550,187,907)		$10,837,132,801
Cash		70,623
Restricted cash		134,066
Receivable for investments sold		168,822,748
Receivable for fund shares sold		268
Dividends receivable		7,891,065
Interest receivable		234
Distributions receivable from Fidelity Central Funds		178,784
Prepaid expenses		3,807
Other receivables		11,088
Total assets		11,014,245,484
Liabilities
Payable for investments purchased	$26,243,171
Payable for fund shares redeemed	153,556,792
Accrued management fee	4,765,406
Other affiliated payables	677,927
Other payables and accrued expenses	271,091
Collateral on securities loaned, at value	151,451,512
Total liabilities		336,965,899
Net Assets		$10,677,279,585
Net Assets consist of:
Paid in capital		$8,400,131,934
Undistributed net investment income		8,713,784
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(18,361,056)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		2,286,794,923
Net Assets		$10,677,279,585
Series Growth Company:
Net Asset Value, offering price and redemption price per share ($4,221,683,068 ÷ 335,409,103 shares)		$12.59
Class F:
Net Asset Value, offering price and redemption price per share ($6,455,596,517 ÷ 512,561,324 shares)		$12.59

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016 (Unaudited)
Investment Income
Dividends		$42,898,648
Interest		234
Income from Fidelity Central Funds		1,117,305
Total income		44,016,187
Expenses
Management fee
Basic fee	$28,956,977
Performance adjustment	(216,306)
Transfer agent fees	3,440,825
Accounting and security lending fees	671,023
Custodian fees and expenses	175,229
Independent trustees' fees and expenses	23,321
Audit	79,157
Legal	6,136
Interest	5,025
Miscellaneous	45,985
Total expenses before reductions	33,187,372
Expense reductions	(73,399)	33,113,973
Net investment income (loss)		10,902,214
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,316,063
Foreign currency transactions	(33,911)
Total net realized gain (loss)		1,282,152
Change in net unrealized appreciation (depreciation) on: Investment securities (net of decrease in deferred foreign taxes of $24,771)	(417,762,067)
Assets and liabilities in foreign currencies	11,912
Total change in net unrealized appreciation (depreciation)		(417,750,155)
Net gain (loss)		(416,468,003)
Net increase (decrease) in net assets resulting from operations		$(405,565,789)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016 (Unaudited)	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,902,214	$36,951,159
Net realized gain (loss)	1,282,152	(15,647,293)
Change in net unrealized appreciation (depreciation)	(417,750,155)	929,612,994
Net increase (decrease) in net assets resulting from operations	(405,565,789)	950,916,860
Distributions to shareholders from net investment income	(37,257,434)	(29,612,988)
Distributions to shareholders from net realized gain	–	(59,029,508)
Total distributions	(37,257,434)	(88,642,496)
Share transactions - net increase (decrease)	(338,302,975)	88,642,433
Total increase (decrease) in net assets	(781,126,198)	950,916,797
Net Assets
Beginning of period	11,458,405,783	10,507,488,986
End of period (including undistributed net investment income of $8,713,784 and undistributed net investment income of $35,069,004, respectively)	$10,677,279,585	$11,458,405,783

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Growth Company Fund

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.08	$12.10	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.01	.03	.02	.01
Net realized and unrealized gain (loss)	(.47)	1.04	1.80	.28
Total from investment operations	(.46)	1.07	1.82	.29
Distributions from net investment income	(.03)	(.02)	(.01)	–
Distributions from net realized gain	–	(.07)	–	–
Total distributions	(.03)	(.09)	(.01)	–
Net asset value, end of period	$12.59	$13.08	$12.10	$10.29
Total ReturnC,D	(3.52)%	8.94%	17.67%	2.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.73%G	.79%	.74%	.76%G
Expenses net of fee waivers, if any	.73%G	.79%	.74%	.76%G
Expenses net of all reductions	.72%G	.79%	.74%	.76%G
Net investment income (loss)	.11%G	.24%	.22%	.87%G
Supplemental Data
Net assets, end of period (000 omitted)	$4,221,683	$4,602,479	$4,353,274	$4,063,472
Portfolio turnover rateH	18%G	18%	14%	1%I

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Series Growth Company Fund Class F

	Six months ended (Unaudited) May 31,	Years ended November 30,
	2016	2015	2014	2013 A
Selected Per–Share Data
Net asset value, beginning of period	$13.10	$12.11	$10.29	$10.00
Income from Investment Operations
Net investment income (loss)B	.02	.05	.04	.01
Net realized and unrealized gain (loss)	(.48)	1.05	1.79	.28
Total from investment operations	(.46)	1.10	1.83	.29
Distributions from net investment income	(.05)	(.04)	(.01)	–
Distributions from net realized gain	–	(.07)	–	–
Total distributions	(.05)	(.11)	(.01)	–
Net asset value, end of period	$12.59	$13.10	$12.11	$10.29
Total ReturnC,D	(3.51)%	9.20%	17.80%	2.90%
Ratios to Average Net AssetsE,F
Expenses before reductions	.56%G	.63%	.57%	.57%G
Expenses net of fee waivers, if any	.56%G	.63%	.57%	.57%G
Expenses net of all reductions	.56%G	.63%	.57%	.57%G
Net investment income (loss)	.27%G	.40%	.39%	1.06%G
Supplemental Data
Net assets, end of period (000 omitted)	$6,455,597	$6,855,927	$6,154,215	$5,239,424
Portfolio turnover rateH	18%G	18%	14%	1%I

 A For the period November 7, 2013 (commencement of operations) to November 30, 2013.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

 I Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended May 31, 2016

1. Organization.

Fidelity Series Growth Company Fund (the Fund) is a fund of Fidelity Mt. Vernon Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Series Growth Company and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the FMR Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$64,000	Last transaction price	Transaction price	$100.00	Increase
Equities	$220,043,377	Discounted cash flow	Discount rate	3.5% - 15.0% / 10.1%	Decrease
			Weighted average cost of capital	12.1%	Decrease
			Growth rate	2.5%	Increase
			Discount for lack of marketability	10.0% - 25.0% / 12.0%	Decrease
			Probability rate	6.3% - 31.7% / 17.3%	Increase
		Entity valuation	Entity valuation	$136.18	Increase
			Income payment	$2.00	Decrease
		Expected distribution	Discount rate	10.0%	Decrease
			Liquidation preference	$8.34 - $23.41 / $16.42	Increase
		Last transaction price	Transaction price	$0.13 - $150.00 / $45.73	Increase
			Premium rate	15.0%	Increase
		Market comparable	EV/Sales multiple	1.0 - 13.5 / 4.4	Increase
			Discount rate	1.0% - 50.0% / 11.3%	Decrease
			Discount for lack of marketability	10.0% - 20.0% / 14.0%	Decrease
			P/E multiple	9.0 - 11.6 / 10.0	Increase
			EV/EBITDA multiple	8.6	Increase
			Liquidation preference	$72.65	Increase
			EV/GP multiple	4.3	Increase
			Premium rate	10.0% - 235.0% / 58.6%	Increase
		Proxy adjustment	Discount for industry performance	19.9% - 47.4% / 24.9%	Decrease
			Premium for industry performance	21.5%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$2,854,898,452
Gross unrealized depreciation	(577,145,107)
Net unrealized appreciation (depreciation) on securities	$2,277,753,345
Tax cost	$8,559,379,456

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$(13,881,015)
Long-term	–
Total no expiration	$(13,881,015)
Total capital loss carryforward	$(13,881,015)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Consolidated Subsidiary. The Fund invests in certain investments through a wholly-owned subsidiary ("Subsidiary"), which may be subject to federal and state taxes upon disposition.

At period end, investments held through these Subsidiaries were $33,773,258 representing .32% of the Fund's net assets. The financial statements have been consolidated and include accounts of the Fund and each Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

Any cash held by the Subsidiaries is restricted as to its use and is presented as Restricted cash in the Statement of Assets and Liabilities.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $949,002,323 and $1,136,621,651, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of +/- .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Series Growth Company as compared to its benchmark index, the Russell 3000 Growth Index, over the same 36 month performance period. For the reporting period, the total annualized management fee rate, including the performance adjustment, was .54% of the Fund's average net assets. The performance adjustment included in the management fee rate may be higher or lower than the maximum performance adjustment rate due to the difference between the average net assets for the reporting and performance periods.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Series Growth Company. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Series Growth Company	$3,440,825.16

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $27,475 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$52,829,500.57%		$5,025

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9,416 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $1,031,805. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $32,637 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $48.

In addition, during the period the investments adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $40,714.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended May 31, 2016	Year ended November 30, 2015
From net investment income
Series Growth Company	$10,558,686	$8,276,602
Class F	26,698,748	21,336,386
Total	$37,257,434	$29,612,988
From net realized gain
Series Growth Company	$–	$24,475,300
Class F	–	34,554,208
Total	$–	$59,029,508

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Six months ended May 31, 2016	Year ended November 30, 2015	Six months ended May 31, 2016	Year ended November 30, 2015
Series Growth Company
Shares sold	1,275,893	5,591,937	$15,485,233	$72,622,934
Reinvestment of distributions	832,704	2,812,789	10,558,686	32,751,902
Shares redeemed	(18,655,692)	(16,319,026)	(229,342,371)	(207,986,809)
Net increase (decrease)	(16,547,095)	(7,914,300)	$(203,298,452)	$(102,611,973)
Class F
Shares sold	9,817,597	26,155,838	$118,685,180	$334,771,011
Reinvestment of distributions	2,107,241	4,800,256	26,698,748	55,890,594
Shares redeemed	(22,868,385)	(15,442,203)	(280,388,451)	(199,407,199)
Net increase (decrease)	(10,943,547)	15,513,891	$(135,004,523)	$191,254,406

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by the investment adviser or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Series Growth Company	.73%
Actual		$1,000.00	$964.80	$3.59
Hypothetical-C		$1,000.00	$1,021.35	$3.69
Class F	.56%
Actual		$1,000.00	$964.90	$2.75
Hypothetical-C		$1,000.00	$1,022.20	$2.83

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

XS7-SANN-0716
1.968010.102

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Mt. Vernon Street Trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Mt. Vernon Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Mt. Vernon Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 25, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 25, 2016